UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	Rajib Chanda
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	One Metro Center
Milwaukee, Wisconsin 53202	700 12th Street, N.W., Suite 900
Washington, D.C. 20005-3948

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 3/31/13

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders.

TABLE OF CONTENTS

SCHEDULES OF INVESTMENTS
2	Artisan Emerging Markets Fund
6	Artisan Global Equity Fund
9	Artisan Global Opportunities Fund
11	Artisan Global Value Fund
13	Artisan International Fund
16	Artisan International Small Cap Fund
18	Artisan International Value Fund
21	Artisan Mid Cap Fund
24	Artisan Mid Cap Value Fund
27	Artisan Small Cap Fund
30	Artisan Small Cap Value Fund
33	Artisan Value Fund

35	STATEMENTS OF ASSETS AND LIABILITIES

38	STATEMENTS OF OPERATIONS

41	STATEMENTS OF CHANGES IN NET ASSETS

48	FINANCIAL HIGHLIGHTS

58	NOTES TO FINANCIAL STATEMENTS

85	SHAREHOLDER EXPENSE EXAMPLE

88	FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

93	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

94	SHAREHOLDER MEETING RESULTS

96	PROXY VOTING POLICIES AND PROCEDURES

97	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of Artisan Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus, which contains that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanfunds.com. Read it carefully before you invest or send money.

Artisan Funds offered through Artisan Partners Distributors LLC, member FINRA.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments – March 31, 2013 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.5%

BRAZIL - 12.3%
Anhanguera Educacional Participacoes S.A.	297,300	$4,807
Arteris S.A.	327,100	3,652
Banco do Brasil S.A.(1)(2)	107,980	1,463
Banco do Brasil S.A.	422,600	5,726
BM&FBovespa S.A.	1,016,176	6,834
BR Properties S.A.	379,620	4,223
Cosan S.A. Industria e Comercio	190,900	4,266
Hypermarcas S.A.(3)	1,362,438	10,794
Magazine Luiza S.A.	659,700	2,971
Magnesita Refratarios S.A.	839,400	2,982
PDG Realty S.A. Empreendimentos e Participacoes	2,230,051	3,476
Petroleo Brasileiro S.A.	1,693,889	14,083
Vale S.A.	896,013	15,484

		80,761
CHILE - 1.4%
SACI Falabella	446,951	5,384
Sonda S.A.	1,052,188	3,678

		9,062
CHINA - 12.2%
Ajisen China Holdings Ltd.(4)	6,671,913	5,300
Chaoda Modern Agriculture Holdings Ltd.(2)(3)(4)	12,474,536	69
China High Precision Automation Group Ltd.(2)(4)	9,066,000	145
China Life Insurance Co., Ltd., Class H(4)	2,608,800	6,797
China Resources Power Holdings Co., Ltd.(4)	2,888,000	8,676
China Shenhua Energy Co., Ltd., Class H(4)	1,084,500	3,932
China Unicom Hong Kong Ltd.(4)	3,679,500	4,922
CNOOC Ltd.(4)	6,015,000	11,513
Digital China Holdings Ltd.(4)	3,994,460	5,404
GOME Electrical Appliances Holding Ltd.(3)(4)	37,645,881	4,126
Huabao International Holdings Ltd.(4)	11,831,322	5,127
Mindray Medical International Ltd. (DR)	156,965	6,269
Noah Holdings Ltd. (DR)	387,618	2,818
Sinopharm Group Co., Ltd., Class H(4)	2,020,500	6,527
Springland International Holdings Ltd.(4)	5,416,590	2,742
Zhuzhou CSR Times Electric Co., Ltd., Class H(4)	1,982,515	5,644

		80,011
COLOMBIA - 1.0%
Grupo de Inversiones Suramericana S.A.(4)	311,427	6,650
EGYPT - 0.3%
Egyptian Financial Group-Hermes Holding(3)	1,578,964	$2,260

HONG KONG - 1.3%
AIA Group Ltd.(4)	1,347,065	5,887
Chow Tai Fook Jewellery Group Ltd.(4)	1,750,600	2,388

		8,275
INDIA - 5.9%
Hindalco Industries Ltd.(4)	2,405,972	4,060
ICICI Bank Ltd.(4)	241,952	4,690
India Cements Ltd.(4)	1,993,053	3,058
Mahindra & Mahindra Ltd.(4)	273,327	4,338
Oil India Ltd.(1)(2)(4)	307,655	2,876
Oil India(4)	48,028	449
Petronet LNG Ltd.(4)	1,387,580	3,498
Power Finance Corp. Ltd.(4)	888,924	2,993
Reliance Infrastructure Ltd.(4)	530,646	3,190
Shriram Transport Finance Co., Ltd.(4)	171,142	2,187
Tech Mahindra Ltd.(4)	289,792	5,652
Welspun Corp. Ltd.(4)	1,927,446	1,795

		38,786
INDONESIA - 5.0%
Astra International Tbk PT(4)	13,963,870	11,361
Bank Negara Indonesia Persero Tbk PT(4)	20,994,518	10,926
Gudang Garam Tbk PT(4)	657,473	3,322
Indofood CBP Sukses Makmur Tbk PT(4)	7,354,000	7,273

		32,882
ITALY - 0.9%
Tenaris S.A. (DR)	144,947	5,911

KAZAKHSTAN - 0.8%
KazMunaiGas Exploration Production JSC (DR)(4)	271,850	5,167

KOREA - 13.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	278,194	6,876
E-Mart Co., Ltd.	24,792	4,902
KB Financial Group, Inc.	261,792	8,824
Kia Motors Corp.	208,684	10,428
Lock & Lock Co., Ltd.	132,734	3,293
Samsung Electronics Co., Ltd.	33,123	45,460
Shinhan Financial Group Co., Ltd.	287,450	10,438

		90,221

2	Artisan Funds

	Shares Held	Value
MALAYSIA - 0.6%
AirAsia BHD	4,017,400	$3,672

MEXICO - 5.6%
America Movil S.A.B. de C.V., Series L(4)	11,987,987	12,617
Credito Real S.A.B. de C.V.(3)(4)	2,360,727	4,069
Grupo Financiero Banorte S.A.B. de C.V.(4)	786,779	6,314
Grupo Televisa S.A.B., Series CPO(4)	1,248,346	6,666
Infraestructura Energetica Nova S.A.B. de C.V.(3)	836,558	2,665
OHL Mexico S.A.B. de C.V.(3)(4)	1,669,318	4,620

		36,951
PERU - 0.7%
Cementos Pacasmayo SAA(4)	26,169	76
Cementos Pacasmayo SAA (DR)	314,622	4,672

		4,748
PHILIPPINES - 0.7%
Philippine Long Distance Telephone Co.(4)	61,030	4,429

POLAND - 0.6%
Alior Bank S.A.(3)(4)	176,377	3,766

RUSSIA - 7.2%
Globaltrans Investment plc (DR)(4)	360,239	5,691
LSR Group (DR)(4)	1,025,936	4,445
Lukoil OAO (DR)(4)	235,672	15,199
Mobile Telesystems OJSC(4)	804,505	7,141
Polymetal International plc(4)	353,465	4,670
Sberbank of Russia(4)	3,255,775	10,346

		47,492
SOUTH AFRICA - 4.5%
African Bank Investments Ltd.(4)	1,568,255	5,168
FirstRand Ltd.(4)	1,484,424	5,200
Harmony Gold Mining Co., Ltd.(4)	739,858	4,761
Impala Platinum Holdings Ltd.(4)	403,585	5,943
Naspers Ltd., Class N(4)	137,758	8,582

		29,654
SWEDEN - 0.4%
Alliance Oil Co., Ltd. (DR)(3)(4)	369,541	2,946

SWITZERLAND - 0.5%
Dufry AG(3)(4)	28,601	3,552

TAIWAN - 10.7%
Chinatrust Financial Holding Co., Ltd.	11,276,879	6,694
Chinatrust Financial Holding Company Ltd. Rights Exp. 04/15/2013.(2)(4)	1,049,955	97
E Ink Holdings, Inc.	4,348,000	3,432
Far Eastern New Century Corp.	5,048,339	5,191
Hon Hai Precision Industry Co., Ltd.	5,215,213	14,528
TAIWAN (CONTINUED)
HTC Corp.	546,251	4,466
MediaTek, Inc.	780,794	8,930
Taiwan Fertilizer Co., Ltd.	2,318,000	5,558
Taiwan Semiconductor Manufacturing Co., Ltd.	6,470,647	21,747

		70,643
THAILAND - 3.3%
Advanced Info Service PCL (DR)	695,300	5,698
Bangkok Bank PCL (DR)	1,575,800	12,215
PTT Exploration & Production PCL(4)	128,900	651
PTT Exploration & Production PCL (DR)	651,316	3,292

		21,856
TURKEY - 4.1%
Arcelik AS	664,920	4,778
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,236,872	5,224
Tekfen Holding AS	852,057	3,626
Turk Hava Yollari(3)	981,349	4,057
Turkiye Halk Bankasi AS	479,134	5,177
Turkiye Sinai Kalkinma Bankasi AS	3,124,095	4,299

		27,161
UNITED ARAB EMIRATES - 0.6%
Air Arabia PJSC	19,785,394	4,175

UNITED KINGDOM - 0.6%
Antofagasta plc(4)	257,986	3,863

UNITED STATES - 0.6%
CTC Media, Inc.	327,440	3,860

Total common stocks (Cost $631,123)		628,754

PREFERRED STOCKS - 2.1%

BRAZIL - 1.8%
Cia Energetica de Minas Gerais(5)	497,038	5,834
Randon Participacoes S.A.(5)	999,024	6,210

		12,044
COLOMBIA - 0.3%
Grupo de Inversiones Suramericana S.A.(4)(5)	77,235	1,658

Total preferred stocks (Cost $12,630)		13,702

Artisan Funds	3

	Par Amount	Value
CONVERTIBLE DEBENTURES - 0.0%†

BRAZIL - 0.0%†
PDG Realty S.A. Empreendimentos e Participacoes (0.0%, 9/19/16)(2)(3)(4)	$3,720	$79

Total convertible debentures (Cost $127)		79

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/28/13, due 4/1/13, maturity value 25,066 (Cost $25,066)(6)	25,066	25,066

Total investments - 101.4% (Cost $668,946)		667,601

Other assets less liabilities - (1.4%)		(8,996)

Total net assets - 100.0%(7)		$658,605

†	Amount rounds to less than 0.1%.
(1)	The shares were acquired in a private placement and are restricted. The shares are freely tradable outside the United States, where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Banco do Brasil S.A.	7/1/2010	$1,477	$1,463	0.2%
Oil India	2/1/2013	3,018	2,876	0.4%

(2)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Partners Funds, Inc. (“Artisan Funds”). In total, the value of securities determined to be illiquid was $4,729, or 0.7% of total net assets.

(3)	Non-income producing security.
(4)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $295,233 or 44.8% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(5)	Non-voting shares.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.125%	2/29/2016	$721
U.S. Treasury Note	3.125%	5/15/2019	24,851

			$25,572

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2013 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$84,838	12.8%
Consumer Staples	26,360	4.0
Energy	73,783	11.2
Financials	157,388	23.8
Healthcare	12,796	2.0
Industrials	53,414	8.0
Information Technology	113,442	17.3
Materials	65,342	10.0
Telecommunication Services	34,807	5.4
Utilities	20,365	3.1
Short-term investments	25,066	3.8

Total investments	$667,601	101.4%

CURRENCY EXPOSURE - March 31, 2013 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$92,884	13.9%
British pound	8,533	1.3
Chilean peso	9,062	1.4
Colombian peso	8,308	1.2
Egyptian pound	2,260	0.3
Hong Kong dollar	79,199	11.9
Indian rupee	38,786	5.8
Indonesian rupiah	32,882	4.9
Korean won	90,221	13.5
Malaysian ringgit	3,672	0.6
Mexican peso	36,951	5.5
Peruvian nuevo sol	76	- (1)
Philippine peso	4,429	0.7
Polish zloty	3,766	0.6
South African rand	29,654	4.4
Swedish krona	2,946	0.4
Swiss franc	3,552	0.5
Taiwan dollar	70,643	10.6
Thai baht	21,856	3.3
Turkish lira	27,161	4.1
U.S. dollar	96,585	14.5
UAE dirham	4,175	0.6

Total investments	$667,601	100.0%

(1)	Represents less than 0.1% of total investments.

4	Artisan Funds

TOP TEN HOLDINGS - March 31, 2013 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	6.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	3.3
Vale S.A.	Brazil	2.4
Lukoil OAO	Russia	2.3
Hon Hai Precision Industry Co., Ltd.	Taiwan	2.2
Petroleo Brasileiro S.A.	Brazil	2.1
America Movil S.A.B. de C.V.	Mexico	1.9
Bangkok Bank PCL	Thailand	1.8
CNOOC Ltd.	China	1.8
Astra International Tbk PT	Indonesia	1.7

Total		26.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	5

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments – March 31, 2013 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.7%

BELGIUM - 1.6%
Anheuser-Busch InBev N.V.(1)	10,268	$1,018

BRAZIL - 0.9%
International Meal Co. Holdings S.A.	45,300	581

CAMBODIA - 2.3%
NagaCorp Ltd.(1)	1,742,000	1,473

CANADA - 1.6%
Canadian Pacific Railway Ltd.	7,555	986

CHINA - 4.0%
21Vianet Group, Inc. (DR)(2)	175,595	1,650
Baidu, Inc. (DR)(2)	10,100	886

		2,536
FRANCE - 4.6%
Eurofins Scientific(1)	5,639	1,188
Naturex(1)	7,724	593
Pernod-Ricard S.A.(1)	8,722	1,088

		2,869
GERMANY - 6.6%
Baader Bank AG(1)	52,689	129
Brenntag AG(1)	2,676	418
Draegerwerk AG & Co. KGaA(1)	11,363	1,232
HeidelbergCement AG(1)	4,759	342
Linde AG(1)	5,699	1,060
Wirecard AG(1)	34,930	964

		4,145
HONG KONG - 2.5%
AIA Group Ltd.(1)	360,595	1,576

INDIA - 1.2%
Housing Development Finance Corp.(1)	51,084	774

INDONESIA - 2.3%
Bank Rakyat Indonesia Persero Tbk PT(1)	824,000	744
Mayora Indah Tbk PT(1)	255,000	712

		1,456
IRELAND - 2.8%
CRH plc(1)	13,588	300
Glanbia plc(1)	122,088	1,450

		1,750
JAPAN - 5.8%
Bit-isle, Inc.	106,900	1,485
Calbee, Inc.	6,500	527
Japan Tobacco, Inc.	33,600	1,071
Sugi Holdings Co., Ltd.	16,200	577

		3,660
MALAYSIA - 1.2%
Astro Malaysia Holdings Bhd	851,700	776

NETHERLANDS - 1.5%
Unilever N.V. (DR)(1)	22,696	930

NEW ZEALAND - 2.7%
Xero Ltd.(1)(2)	182,898	1,688

NIGERIA - 2.0%
Dangote Cement plc	1,190,511	1,115
Nestle Nigeria plc	25,500	152

		1,267
PHILIPPINES - 0.9%
Alliance Global Group, Inc.(1)	1,135,130	587

RUSSIA - 0.3%
MD Medical Group Investments plc (DR)(1)(2)	9,475	167

SPAIN - 0.2%
Baron de Ley(1)(2)	2,260	144

SWITZERLAND - 8.7%
AFG Arbonia-Forster Holding AG(1)(2)	20,629	557
Nestle S.A.(1)	21,381	1,547
Sonova Holding AG(1)	6,979	838
Tecan Group AG(1)	10,545	989
UBS AG(1)	98,670	1,515

		5,446
THAILAND - 0.2%
Big C Supercenter PCL	20,300	149

UNITED KINGDOM - 5.8%
Prudential plc(1)	47,226	768
SABMiller plc(1)	25,251	1,330
Spirax-Sarco Engineering plc(1)	16,448	674
WPP plc(1)	55,732	891

		3,663

6	Artisan Funds

	Shares Held	Value
UNITED STATES - 35.0%
Allergan, Inc.	5,906	$659
American Express Co.	26,655	1,798
Ariad Pharmaceuticals, Inc.(2)	29,043	525
B/E Aerospace, Inc.(2)	20,134	1,214
Chipotle Mexican Grill, Inc.(2)	2,862	933
Colgate-Palmolive Co.	6,056	715
Comcast Corp., Class A	26,559	1,116
Dollar Tree, Inc.(2)	16,102	780
eBay, Inc.(2)	10,386	563
GNC Holdings, Inc., Class A	73,198	2,875
Google, Inc., Class A(2)	1,882	1,494
Interpublic Group of Cos., Inc.	78,308	1,020
Liberty Global, Inc., Class A(2)	10,210	749
Marsh & McLennan Cos., Inc.	35,425	1,345
Mastercard, Inc., Class A	2,374	1,285
Molson Coors Brewing Co., Class B(3)	33,733	1,651
Monster Beverage Corp.(2)	9,336	446
PetSmart, Inc.	14,929	927
Walt Disney Co.	11,404	648
Yum! Brands, Inc.	18,711	1,346

		22,089

Total common stocks (Cost $53,600)		59,730

PREFERRED STOCKS - 2.8%

GERMANY - 1.5%
Henkel AG & Co. KGaA(1)(3)	9,878	951

KOREA - 1.3%
Samsung Electronics Co., Ltd.(3)	1,066	839

Total preferred stocks (Cost $1,614)		1,790

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/28/13, due 4/1/13, maturity value $1,665 (Cost $1,665)(4)	$1,665	$1,665

Total investments - 100.2% (Cost $56,879)		63,185

Other assets less liabilities - (0.2%)		(130)

Total net assets - 100.0%(5)		$63,055

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $28,637 or 45.4% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.125%	2/29/2016	$1,700

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2013 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$14,115	22.3%
Consumer Staples	15,051	23.7
Financials	8,649	13.7
Healthcare	5,598	9.0
Industrials	4,436	7.1
Information Technology	10,854	17.2
Materials	2,817	4.5
Short-term investments	1,665	2.7

Total investments	$63,185	100.2%

CURRENCY EXPOSURE - March 31, 2013 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$581	0.9%
British pound	3,663	5.8
Euro	11,807	18.7
Hong Kong dollar	3,049	4.8
Indian rupee	774	1.2
Indonesian rupiah	1,456	2.3
Japanese yen	3,660	5.8
Korean won	839	1.3
Malaysian ringgit	776	1.2
New Zealand dollar	1,688	2.7
Nigerian naira	1,267	2.0
Philippine peso	587	0.9
Swiss franc	5,446	8.6
Thai baht	149	0.3
U.S. dollar	27,443	43.5

Total investments	$63,185	100.0%

Artisan Funds	7

TOP TEN HOLDINGS - March 31, 2013 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
GNC Holdings, Inc.	United States	4.6%
American Express Co.	United States	2.9
Xero Ltd.	New Zealand	2.7
Molson Coors Brewing Co.	United States	2.6
21Vianet Group, Inc.	China	2.6
AIA Group Ltd.	Hong Kong	2.5
Nestle S.A.	Switzerland	2.5
UBS AG	Switzerland	2.4
Google, Inc.	United States	2.4
Bit-isle, Inc.	Japan	2.4

Total		27.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

8	Artisan Funds

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments – March 31, 2013 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.2%

AUSTRALIA - 1.2%
James Hardie Industries plc (DR)(1)	604,976	$6,328

BRAZIL - 5.2%
Anhanguera Educacional Participacoes S.A.	591,896	9,569
BR Malls Participacoes S.A.	394,400	4,934
Qualicorp S.A.(2)	653,131	6,565
Raia Drogasil S.A.	618,700	6,595

		27,663
CANADA - 2.1%
Tourmaline Oil Corp.(2)	289,928	11,211

CHINA - 0.8%
Tsingtao Brewery Co., Ltd., Class H(1)	698,414	4,436

FRANCE - 5.3%
Ingenico(1)	115,134	6,826
Sanofi(1)	208,080	21,219

		28,045
GERMANY - 3.0%
Linde AG(1)	27,300	5,078
SAP AG (DR)	138,066	11,120

		16,198
HONG KONG - 1.4%
Hong Kong Exchanges and Clearing Ltd.(1)	440,282	7,520

INDIA - 1.4%
HDFC Bank Ltd. (DR)	197,761	7,400

INDONESIA - 1.4%
Bank Central Asia Tbk PT(1)	6,449,242	7,592

JAPAN - 3.1%
FANUC Corp.	64,279	9,894
Rakuten, Inc.	379,000	3,853
Yahoo Japan Corp.	5,800	2,668

		16,415
MEXICO - 0.5%
TF Administradora Industrial S de RL de C.V.(2)	1,174,200	2,624

PORTUGAL - 0.7%
Jeronimo Martins SGPS S.A.(1)	204,900	3,990

SWEDEN - 5.1%
Hexagon AB, Class B(1)	895,782	24,431
Volvo AB, Class B(1)	181,100	2,639

		27,070
TAIWAN - 1.2%
MediaTek, Inc.	579,100	6,623

UNITED KINGDOM - 8.9%
ARM Holdings plc(1)	1,203,936	16,936
Intertek Group plc(1)	132,878	6,865
Rotork plc(1)	308,023	13,621
Standard Chartered plc(1)	387,231	10,031

		47,453
UNITED STATES - 54.9%
Agilent Technologies, Inc.	122,339	5,135
Amazon.com, Inc.(2)	40,900	10,899
Anadarko Petroleum Corp.	64,600	5,649
Apple, Inc.	21,378	9,463
Applied Materials, Inc.	479,900	6,469
Biogen Idec, Inc.(2)	107,792	20,794
Cerner Corp.(2)	112,077	10,619
Citigroup, Inc.	348,100	15,400
Discover Financial Services	475,285	21,312
eBay, Inc.(2)	555,693	30,130
Facebook, Inc., Class A(2)	272,113	6,961
Gilead Sciences, Inc.(2)	271,600	13,289
Google, Inc., Class A(2)	39,712	31,532
IHS, Inc., Class A(2)	195,757	20,500
Monsanto Co.	276,366	29,192
Ralph Lauren Corp.	75,134	12,721
Regeneron Pharmaceuticals, Inc.(2)	139,461	24,601
Salesforce.com, Inc.(2)	56,057	10,025
Starbucks Corp.	145,190	8,270

		292,961

Total common stocks (Cost $437,017)		513,529

Artisan Funds	9

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/28/13, due 4/1/13, maturity value $24,576 (Cost $24,576)(3)	$24,576	$24,576

Total investments - 100.8% (Cost $461,593)		538,105

Other assets less liabilities - (0.8%)		(4,467)

Total net assets - 100.0%(4)		$533,638

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $137,512 or 25.8% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(2)	Non-income producing security.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$25,073

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2013 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$45,312	8.4%
Consumer Staples	15,021	2.8
Energy	16,860	3.2
Financials	76,813	14.4
Healthcare	102,222	19.2
Industrials	53,519	10.0
Information Technology	163,184	30.6
Materials	40,598	7.6
Short-term investments	24,576	4.6

Total investments	$538,105	100.8%

CURRENCY EXPOSURE - March 31, 2013 (Unaudited)
Dollar values in thousands
	Value		Percentage of Total Investments
Australian dollar	$6,328		1.2%
Brazilian real	27,663		5.1
British pound	47,453		8.8
Canadian dollar	11,211		2.1
Euro	37,113		6.9
Hong Kong dollar	11,956		2.2
Indonesian rupiah	7,592		1.4
Japanese yen	16,415	*	3.1
Mexican peso	2,624		0.5
Swedish krona	27,070		5.0
Taiwan dollar	6,623		1.2
U.S. dollar	336,057		62.5

Total investments	$538,105		100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below:

Counterparty	Contract Settlement Date	Contract Amount				Unrealized Appreciation/ (Depreciation)
		Deliver		Receive
State Street Bank and Trust Company	8/15/2013	JPY	574,004	USD	6,145	$41
State Street Bank and Trust Company	8/15/2013	JPY	86,092	USD	913	(3)
State Street Bank and Trust Company	8/15/2013	JPY	82,392	USD	857	(19)

		JPY	742,488	USD	7,915	$19

JPY - Japanese yen

USD - U.S. dollar

TOP TEN HOLDINGS - March 31, 2013 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Google, Inc.	United States	5.9%
eBay, Inc.	United States	5.6
Monsanto Co.	United States	5.5
Regeneron Pharmaceuticals, Inc.	United States	4.6
Hexagon AB	Sweden	4.6
Discover Financial Services	United States	4.0
Sanofi	France	4.0
Biogen Idec, Inc.	United States	3.9
IHS, Inc.	United States	3.8
ARM Holdings plc	United Kingdom	3.2

Total		45.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

10	Artisan Funds

ARTISAN GLOBAL VALUE FUND

Schedule of Investments – March 31, 2013 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 88.6%

BELGIUM - 1.8%
Groupe Bruxelles Lambert S.A.(1)	124,772	$9,545

CANADA - 2.1%
Imperial Oil Ltd.	280,580	11,468

FRANCE - 0.8%
Total S.A.(1)	84,828	4,055

GERMANY - 1.5%
HeidelbergCement AG(1)	108,913	7,831

JAPAN - 3.0%
Credit Saison Co., Ltd.	100,000	2,490
Kao Corp.	329,800	10,791
Sankyo Co., Ltd.	61,057	2,889

		16,170
KOREA - 0.2%
Kia Motors Corp.	17,646	882

NETHERLANDS - 1.8%
DE Master Blenders 1753 N.V.(1)(2)	231,703	3,583
ING Groep N.V. (DR)(1)(2)	703,095	5,053
TNT Express N.V.(1)	162,314	1,194

		9,830
NORWAY - 1.3%
Orkla ASA(1)	871,255	6,990

SWITZERLAND - 4.8%
Adecco S.A.(1)	178,952	9,813
Novartis AG(1)	215,547	15,349
Pargesa Holding S.A.(1)	7,583	516

		25,678
UNITED KINGDOM - 14.1%
Compass Group plc(1)	1,472,807	18,819
Diageo plc(1)	346,303	10,905
Direct Line Insurance Group plc(1)	773,070	2,396
Lloyds Banking Group plc(1)(2)	11,254,655	8,373
TESCO plc(1)	2,195,677	12,766
Unilever plc (DR)	343,805	14,522
Vodafone Group plc(1)	2,818,459	8,000

		75,781
UNITED STATES - 57.2%
3M Co.	159,949	17,004
Accenture plc, Class A	74,191	5,636
American Express Co.	193,849	13,077
Aon plc	314,084	19,316
Arch Capital Group Ltd.(2)(3)	347,841	18,286
Bank of New York Mellon Corp.	648,680	18,157
Chubb Corp.	125,550	10,989
Cisco Systems, Inc.	440,599	9,213
Flextronics International Ltd.(2)	417,610	2,823
Google, Inc., Class A(2)	21,797	17,308
Hasbro, Inc.	221,921	9,751
Johnson & Johnson	208,915	17,033
Marsh & McLennan Cos., Inc.	408,036	15,493
Mastercard, Inc., Class A	30,442	16,473
Medtronic, Inc.	298,975	14,040
Microsoft Corp.	545,137	15,596
Oracle Corp.	552,238	17,859
Parker Hannifin Corp.	75,255	6,892
Progressive Corp.	393,793	9,951
Signet Jewelers Ltd.	169,963	11,388
Target Corp.	172,557	11,812
TE Connectivity Ltd.	496,808	20,831
Wal-Mart Stores, Inc.	97,174	7,272

		306,200

Total common stocks (Cost $410,451)		474,430

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 11.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/28/13, due 4/1/13, maturity value $58,950 (Cost $58,950)(4)	$58,950	$58,950

Total investments - 99.6% (Cost $469,401)		533,380

Other assets less liabilities - 0.4%		2,302

Total net assets - 100.0%(5)		$535,682

Artisan Funds	11

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $125,188 or 23.4% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (10) in Notes to Financial Statements.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Bond	2.750%	8/15/2042	$60,130

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2013 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$55,541	10.3%
Consumer Staples	66,829	12.5
Energy	15,523	2.9
Financials	133,642	25.0
Healthcare	46,422	8.7
Industrials	34,903	6.5
Information Technology	105,739	19.7
Materials	7,831	1.5
Telecommunication Services	8,000	1.5
Short-term investments	58,950	11.0

Total investments	$533,380	99.6%

CURRENCY EXPOSURE - March 31, 2013 (Unaudited)
Dollar values in thousands
	Value		Percentage of Total Investments
British pound	$61,259		11.5%
Canadian dollar	11,468		2.1
Euro	31,261		5.9
Japanese yen	16,170	*	3.0
Korean won	882		0.2
Norwegian krone	6,990		1.3
Swiss franc	25,678		4.8
U.S. dollar	379,672		71.2

Total investments	$533,380		100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below:

Counterparty	Contract Settlement Date	Contract Amount				Unrealized Appreciation/ (Depreciation)
		Deliver		Receive
State Street Bank and Trust Company	8/15/2013	JPY	1,105,416	USD	11,835	$79
State Street Bank and Trust Company	8/15/2013	JPY	114,734	USD	1,195	(25)
State Street Bank and Trust Company	8/15/2013	JPY	96,984	USD	1,056	25

		JPY	1,317,134	USD	14,086	$79

JPY - Japanese yen

USD - U.S.dollar

TOP TEN HOLDINGS - March 31, 2013 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
TE Connectivity Ltd.	United States	3.9%
Aon plc	United States	3.6
Compass Group plc	United Kingdom	3.5
Arch Capital Group Ltd.	United States	3.4
Bank of New York Mellon Corp.	United States	3.4
Oracle Corp.	United States	3.3
Google, Inc.	United States	3.2
Johnson & Johnson	United States	3.2
3M Co.	United States	3.2
Mastercard, Inc.	United States	3.1

Total		33.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

12	Artisan Funds

ARTISAN INTERNATIONAL FUND

Schedule of Investments – March 31, 2013 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.0%

AUSTRALIA - 0.2%
Westfield Group(1)	2,420,738	$27,401

BELGIUM - 4.7%
Anheuser-Busch InBev N.V.(1)	4,283,426	424,540
Telenet Group Holding N.V.(1)	885,638	43,791
UCB S.A.(1)	1,140,527	72,864

		541,195
BRAZIL - 0.2%
BM&FBovespa S.A.	4,044,700	27,201

CANADA - 3.7%
Canadian Pacific Railway Ltd.	3,247,923	423,756

CHINA - 4.8%
Baidu, Inc. (DR)(2)	3,441,995	301,863
China Resources Land Ltd.(1)	45,146,759	126,776
Tencent Holdings Ltd.(1)	4,011,029	127,736

		556,375
DENMARK - 0.1%
Rockwool International AS, Class B(1)	68,595	8,388

FRANCE - 7.1%
LVMH Moet Hennessy Louis Vuitton S.A.(1)	339,313	58,293
Pernod-Ricard S.A.(1)	1,906,345	237,797
Schneider Electric S.A.(1)	2,527,554	184,873
Unibail-Rodamco SE	804,734	187,432
Zodiac Aerospace(1)	1,304,875	152,130

		820,525
GERMANY - 18.2%
Allianz SE(1)	843,492	114,611
Bayer AG(1)	2,163,621	223,238
Beiersdorf AG(1)	2,261,385	208,905
Brenntag AG(1)	1,033,265	161,371
Deutsche Post AG(1)	10,193,761	235,242
HeidelbergCement AG(1)	2,041,789	146,810
Kabel Deutschland Holding AG(1)	2,115,492	195,069
Linde AG(1)	2,565,955	477,322
Muenchener Rueckversicherungs AG(1)	1,853,518	346,787

		2,109,355
HONG KONG - 5.0%
AIA Group Ltd.(1)	87,285,761	381,462
Hongkong Land Holdings Ltd.(1)	10,216,259	75,782
Sino Land Co., Ltd.(1)	41,363,112	70,314
Sun Hung Kai Properties Ltd.(1)	4,125,900	55,585

		583,143
INDIA - 0.3%
Coal India Ltd.(1)	6,990,891	39,930

INDONESIA - 0.5%
Bank Rakyat Indonesia Persero Tbk PT(1)	64,854,500	58,539

IRELAND - 1.3%
CRH plc(1)	6,667,001	147,318

ITALY - 0.2%
Fiat Industrial S.p.A.(1)	1,558,400	17,539

JAPAN - 10.8%
Honda Motor Co., Ltd.	12,194,483	460,524
Japan Tobacco, Inc.	13,308,963	424,145
NGK Insulators Ltd.	12,015,793	129,304
Nissan Motor Co., Ltd.	10,604,200	101,947
Ono Pharmaceutical Co., Ltd.	126,400	7,694
Toyota Motor Corp.	2,509,500	129,560

		1,253,174
KOREA - 0.6%
Samsung Electronics Co., Ltd.	54,062	74,198

MALAYSIA - 0.1%
Astro Malaysia Holdings Bhd	17,259,700	15,718

NETHERLANDS - 4.5%
Koninklijke Vopak N.V.(1)	1,361,291	82,110
Unilever N.V. (DR)(1)	9,445,813	387,224
Ziggo N.V.(1)	1,541,985	54,290

		523,624
NIGERIA - 0.4%
Nigerian Breweries plc	50,488,097	51,972

SPAIN - 0.5%
Grifols S.A.(1)(2)	1,603,591	59,629
Grifols S.A., Class B(1)(2)(3)	97,089	2,787

		62,416

Artisan Funds	13

	Shares Held	Value
SWITZERLAND - 10.0%
Actelion Ltd.(1)	316,110	$17,178
Credit Suisse Group AG(1)	3,131,042	82,633
Holcim Ltd.(1)	1,839,810	146,780
Nestle S.A.(1)	5,682,211	411,085
Roche Holding AG(1)(3)	805,004	187,947
Swiss Re AG(1)	1,125,402	91,590
UBS AG(1)	9,027,079	138,630
Zurich Insurance Group AG(1)	280,687	78,172

		1,154,015
UNITED KINGDOM - 13.8%
British Land Co. plc(1)	8,266,109	68,306
Diageo plc(1)	1,948,575	61,359
HSBC Holdings plc(1)	23,001,241	244,869
Imperial Tobacco Group plc(1)	6,238,704	218,436
InterContinental Hotels Group plc(1)	1,553,115	47,485
Johnson Matthey plc(1)	3,119,370	109,112
Land Securities Group plc(1)	10,695,415	134,804
Meggitt plc(1)	12,283,375	91,989
Prudential plc(1)	3,808,618	61,975
Rolls-Royce Holdings plc(1)	3,959,645	68,041
SABMiller plc(1)	5,174,027	272,493
Standard Chartered plc(1)	3,059,488	79,256
WPP plc(1)	8,863,553	141,770

		1,599,895
UNITED STATES - 6.0%
Covidien plc	4,493,252	304,822
Liberty Global, Inc., Class A(2)	1,211,260	88,907
Schlumberger Ltd.	2,459,887	184,221
Sensata Technologies Holding N.V.(2)	1,854,015	60,942
Virgin Media, Inc.	1,076,648	52,723

		691,615

Total common stocks (Cost $8,332,196)		10,787,292

PREFERRED STOCKS - 1.8%

GERMANY - 1.8%
Henkel AG & Co. KGaA(1)(3)	2,107,452	202,911

Total preferred stocks (Cost $150,213)		202,911
	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/28/13, due 4/1/13, maturity value $410,797 (Cost $410,797)(4)	$410,797	$410,797

Total investments - 98.3% (Cost $8,893,206)		11,401,000

Other assets less liabilities - 1.7%		196,955

Total net assets - 100.0%(5)		$11,597,955

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $7,963,274 or 68.7% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Bond	2.750%	8/15/2042	$398,380
U.S.Treasury Bond	3.125%	11/15/2041	20,634

			$419,014

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

14	Artisan Funds

PORTFOLIO DIVERSIFICATION - March 31, 2013 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,291,996	11.2%
Consumer Staples	2,900,867	25.0
Energy	224,151	1.9
Financials	2,452,125	21.1
Healthcare	876,159	7.5
Industrials	1,615,685	14.0
Information Technology	503,797	4.3
Materials	1,027,342	8.9
Telecommunication Services	98,081	0.9
Short-term investments	410,797	3.5

Total investments	$11,401,000	98.3%

CURRENCY EXPOSURE - March 31, 2013 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$27,401	0.2%
Brazilian real	27,201	0.2
British pound	1,599,895	14.0
Danish krone	8,388	0.1
Euro	4,424,883	38.8
Hong Kong dollar	761,873	6.7
Indian rupee	39,930	0.4
Indonesian rupiah	58,539	0.5
Japanese yen	1,253,174	11.0
Korean won	74,198	0.7
Malaysian ringgit	15,718	0.1
Nigerian naira	51,972	0.5
Swiss franc	1,154,015	10.1
U.S. dollar	1,903,813	16.7

Total investments	$11,401,000	100.0%

TOP TEN HOLDINGS - March 31, 2013 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Linde AG	Germany	4.1%
Honda Motor Co., Ltd.	Japan	4.0
Anheuser-Busch InBev N.V.	Belgium	3.7
Japan Tobacco, Inc.	Japan	3.7
Canadian Pacific Railway Ltd.	Canada	3.6
Nestle S.A.	Switzerland	3.5
Unilever N.V.	Netherlands	3.3
AIA Group Ltd.	Hong Kong	3.3
Muenchener Rueckversicherungs AG	Germany	3.0
Covidien plc	United States	2.6

Total		34.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	15

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments – March 31, 2013 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.2%

BRAZIL - 5.2%
International Meal Co. Holdings S.A.	1,358,100	$17,407
M Dias Branco S.A.	476,100	18,966
Raia Drogasil S.A.	783,600	8,353

		44,726
CANADA - 1.1%
CAE, Inc.	986,683	9,645

CHINA - 11.8%
21Vianet Group, Inc. (DR)(1)	1,118,946	10,518
AMVIG Holdings Ltd.(2)	12,448,000	4,624
Beijing Enterprises Water Group Ltd.(2)	83,632,000	25,014
China Everbright International Ltd.(2)	11,654,000	8,324
Golden Eagle Retail Group Ltd.(2)	1,464,000	2,652
Intime Department Store Group Co., Ltd.(2)	12,631,300	14,539
New World Department Store China Ltd.(2)	9,750,000	5,658
SOHO China Ltd.(2)	12,605,500	10,511
Yingde Gases(2)	18,196,000	20,299

		102,139
DENMARK - 1.1%
Rockwool International AS, Class B(2)	5,893	721
Royal Unibrew AS(2)	95,727	8,524

		9,245
FRANCE - 8.9%
Eurofins Scientific(2)	183,586	38,680
IPSOS(2)	558,064	19,552
Rubis SCA(2)	305,759	18,634

		76,866
GERMANY - 13.1%
Deutz AG(1)(2)	2,075,002	10,914
Draegerwerk AG & Co. KGaA(2)	92,909	10,072
Sixt AG(2)	462,883	9,091
Wacker Neuson SE(2)	577,425	8,362
Wirecard AG(2)	2,695,690	74,426

		112,865
HONG KONG - 0.9%
SJM Holdings Ltd.(2)	3,212,932	8,052

INDONESIA - 4.2%
Ace Hardware Indonesia Tbk PT(2)	173,118,300	14,820
Mayora Indah Tbk PT(2)	1,688,500	4,714
Nippon Indosari Corpindo Tbk PT(2)	10,230,500	7,585
Tempo Scan Pacific Tbk PT(2)	23,832,400	9,447

		36,566
IRELAND - 4.7%
Glanbia plc(2)	3,455,298	41,027

ITALY - 2.5%
Davide Campari-Milano S.p.A.(2)	1,112,071	8,666
MARR S.p.A.(2)	1,177,082	12,927

		21,593
JAPAN - 7.0%
Bit-isle, Inc.	1,209,900	16,811
Calbee, Inc.	273,600	22,176
Sugi Holdings Co., Ltd.	607,400	21,616

		60,603
KENYA - 1.3%
East African Breweries Ltd.(2)	3,088,500	11,222

KOREA - 2.1%
GS Retail Co., Ltd.	414,640	10,994
S1 Corp.	122,966	7,007

		18,001
MALAYSIA - 0.3%
Oldtown Bhd	2,909,600	2,311

PHILIPPINES - 3.0%
Alliance Global Group, Inc.(2)	22,538,600	11,657
Megaworld Corp.(2)	151,381,000	14,396

		26,053
SINGAPORE - 6.3%
Petra Foods Ltd.(2)	4,941,000	16,593
SIA Engineering Co., Ltd.(2)	4,009,700	15,371
Super Group Ltd.(2)	7,179,000	22,605

		54,569
SWITZERLAND - 4.1%
Schindler Holding AG(2)(3)	110,400	16,187
Tecan Group AG(2)	203,634	19,098

		35,285
UNITED KINGDOM - 15.6%
APR Energy plc(2)	1,238,944	15,926
Babcock International Group plc(2)	2,415,499	40,031
Barratt Developments plc(1)(2)	4,074,891	16,984
Big Yellow Group plc(2)	3,360,579	18,166
Britvic plc(2)	3,745,010	25,301
Catlin Group Ltd.(2)	1,028,859	8,160
Dignity plc(2)	487,048	10,528

		135,096

Total common stocks (Cost $591,139)		805,864

16	Artisan Funds

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/28/13, due 4/1/13, maturity value $53,000 (Cost $53,000)(4)	$53,000	$53,000

Total investments - 99.3% (Cost $644,139)		858,864

Other assets less liabilities - 0.7%		6,108

Total net assets - 100.0%(5)		$864,972

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $660,060 or 76.3% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S.Treasury Bond	4.500%	8/15/2039	$54,063

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2013 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$110,192	12.8%
Consumer Staples	243,580	28.2
Financials	51,233	6.0
Healthcare	77,297	9.0
Industrials	137,310	15.9
Information Technology	101,755	11.7
Materials	24,923	2.8
Utilities	59,574	6.8
Short-term investments	53,000	6.1

Total investments	$858,864	99.3%

CURRENCY EXPOSURE - March 31, 2013 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$44,726	5.2%
British pound	135,096	15.7
Canadian dollar	9,645	1.1
Danish krone	9,245	1.1
Euro	252,351	29.4
Hong Kong dollar	99,673	11.6
Indonesian rupiah	36,566	4.3
Japanese yen	60,603	7.1
Kenyan shilling	11,222	1.3
Korean won	18,001	2.1
Malaysian ringgit	2,311	0.3
Philippine peso	26,053	3.0
Singapore dollar	54,569	6.3
Swiss franc	35,285	4.1
U.S. dollar	63,518	7.4

Total investments	$858,864	100.0%

TOP TEN HOLDINGS - March 31, 2013 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Wirecard AG	Germany	8.6%
Glanbia plc	Ireland	4.7
Babcock International Group plc	United Kingdom	4.6
Eurofins Scientific	France	4.5
Britvic plc	United Kingdom	2.9
Beijing Enterprises Water Group Ltd.	China	2.9
Super Group Ltd.	Singapore	2.6
Calbee, Inc.	Japan	2.6
Sugi Holdings Co., Ltd.	Japan	2.5
Yingde Gases	China	2.3

Total		38.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	17

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – March 31, 2013 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 89.4%

BELGIUM - 1.9%
Groupe Bruxelles Lambert S.A.(1)	2,128,955	$162,862

CANADA - 2.0%
Imperial Oil Ltd.	4,357,238	178,090

CHINA - 1.7%
Baidu, Inc. (DR)(2)	1,674,038	146,813

DENMARK - 1.6%
Carlsberg AS, Class B(1)	1,489,434	145,283

FRANCE - 4.3%
Societe Television Francaise 1(1)	4,857,308	54,540
Sodexo(1)	1,237,316	115,367
Sodexo Prime De Fidelite Common Stock(1)(3)	1,284,779	119,793
Total S.A.(1)	1,790,901	85,599

		375,299
GERMANY - 4.3%
Deutsche Boerse AG(1)	1,724,740	104,451
HeidelbergCement AG(1)	2,970,687	213,599
Wincor Nixdorf AG(1)	1,114,944	55,395

		373,445
HONG KONG - 1.0%
Guoco Group Ltd.(1)	7,185,736	87,910

IRELAND - 1.0%
ICON plc(2)(4)	2,738,042	88,411

JAPAN - 8.6%
Aderans Co., Ltd.(2)(4)	2,281,800	38,105
Credit Saison Co., Ltd.	6,698,859	166,805
Kao Corp.	8,277,800	270,841
Nifco, Inc.	1,986,600	47,019
Sankyo Co., Ltd.	1,513,092	71,608
Stanley Electric Co., Ltd.	8,893,700	156,550

		750,928
KOREA - 0.4%
Kia Motors Corp.	698,155	34,889

NETHERLANDS - 4.7%
DE Master Blenders 1753 N.V.(1)(2)	2,825,243	43,693
ING Groep N.V. (DR)(1)(2)	17,695,518	127,173
Koninklijke Philips Electronics N.V.(1)	5,659,143	168,182
Reed Elsevier N.V.(1)	1,813,470	31,086
TNT Express N.V.(1)	5,419,770	39,869

		410,003
NORWAY - 1.3%
Orkla ASA(1)	14,545,035	116,696

SWITZERLAND - 7.6%
Adecco S.A.(1)	2,463,647	135,089
Novartis AG(1)	4,031,745	287,106
Panalpina Welttransport Holding AG(1)(4)	1,705,789	150,483
Pargesa Holding S.A.(1)	1,344,272	91,508

		664,186
UNITED KINGDOM - 29.0%
Alent plc(1)(2)(4)	15,006,706	86,120
Carpetright plc(1)(2)	2,700,501	25,825
Compass Group plc(1)	39,269,357	501,769
Diageo plc(1)	6,463,587	203,532
Direct Line Insurance Group plc(1)	13,085,557	40,553
Lloyds Banking Group plc(1)(2)	226,620,610	168,608
Michael Page International plc(1)	14,858,794	95,606
QinetiQ Group plc(1)(4)	65,981,897	208,056
Reed Elsevier plc(1)	27,131,455	323,000
Savills plc(1)(4)	9,922,476	82,303
Tesco plc(1)	54,177,166	314,989
Unilever plc (DR)	6,236,848	263,444
Vesuvius plc(1)(4)	15,937,388	85,779
Vodafone Group plc(1)	48,550,528	137,803

		2,537,387
UNITED STATES - 20.0%
Accenture plc, Class A	1,670,439	126,903
Aon plc	5,373,790	330,488
Arch Capital Group Ltd.(2)(4)	6,806,741	357,831
Covidien plc	4,341,386	294,520
Flextronics International Ltd.(2)	6,585,778	44,520
Signet Jewelers Ltd.	3,216,058	215,476
TE Connectivity Ltd.	9,021,585	378,274

		1,748,012

Total common stocks (Cost $6,058,866)		7,820,214

18	Artisan Funds

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 10.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/28/13, due 4/1/13, maturity value $891,920 (Cost $891,919)(5)	$891,919	$891,919

Total investments - 99.6% (Cost $6,950,785)		8,712,133

Other assets less liabilities - 0.4%		36,290

Total net assets - 100.0%(6)		$8,748,423

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $4,609,627 or 52.7% of total net assets. See notes 2(a) and 3 in Notes to Financial Statements for additional information.

(2)	Non-income producing security.
(3)	Shares are registered with the issuing company and not tradable until converted back to bearer shares.
(4)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (10) in Notes to Financial Statements.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$775,372
U.S. Treasury Bond	8.125%	5/15/2021	134,393

			$909,765

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - March 31, 2013 (Unaudited)
Dollar values in thousands
	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,696,922	19.5%
Consumer Staples	1,396,583	15.8
Energy	263,689	3.0
Financials	1,720,491	19.7
Healthcare	670,037	7.7
Industrials	883,064	10.1
Information Technology	751,906	8.5
Materials	299,719	3.5
Telecommunication Services	137,803	1.6
Short-term investments	891,919	10.2

Total investments	$8,712,133	99.6%

CURRENCY EXPOSURE - March 31, 2013 (Unaudited)
Dollar values in thousands
	Value		Percentage of Total Investments
British pound	$2,273,943		26.1%
Canadian dollar	178,090		2.1
Danish krone	145,283		1.7
Euro	1,321,609		15.2
Hong Kong dollar	87,910		1.0
Japanese yen	750,928	*	8.6
Korean won	34,889		0.4
Norwegian krone	116,696		1.3
Swiss franc	664,186		7.6
U.S. dollar	3,138,599		36.0

Total investments	$8,712,133		100.0%

*	Currency exposure is offset by foreign currency forward contracts noted in the table below:

	Contract Settlement Date	Contract Amount				Unrealized Appreciation
Counterparty		Deliver		Receive
State Street Bank and Trust Company	8/15/2013	JPY	51,047,417	USD	546,511	$3,653
State Street Bank and Trust Company	8/15/2013	JPY	3,207,188	USD	34,463	356
State Street Bank and Trust Company	8/15/2013	JPY	1,721,204	USD	18,506	202

		JPY	55,975,809	USD	599,480	$4,211

JPY - Japanese yen

USD - U.S. dollar

Artisan Funds	19

TOP TEN HOLDINGS - March 31, 2013 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Compass Group plc	United Kingdom	5.7%
TE Connectivity Ltd.	United States	4.3
Arch Capital Group Ltd.	United States	4.1
Aon plc	United States	3.8
Reed Elsevier plc	United Kingdom	3.7
Tesco plc	United Kingdom	3.6
Covidien plc	United States	3.4
Novartis AG	Switzerland	3.3
Kao Corp.	Japan	3.1
Unilever plc	United Kingdom	3.0

Total		38.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

20	Artisan Funds

ARTISAN MID CAP FUND

Schedule of Investments – March 31, 2013 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.4%

CONSUMER DISCRETIONARY - 17.3%
Auto Components - 2.1%
BorgWarner, Inc.(1)	2,048,114	$158,401

Automobiles - 0.5%
Tesla Motors, Inc.(1)	1,064,585	40,337

Distributors - 1.5%
LKQ Corp.(1)	5,269,140	114,656

Hotels, Restaurants & Leisure - 2.4%
Chipotle Mexican Grill, Inc.(1)	326,624	106,437
Starwood Hotels & Resorts Worldwide, Inc.	1,112,499	70,900

		177,337
Specialty Retail - 5.2%
L Brands, Inc.	2,319,975	103,610
Tractor Supply Co.	1,297,900	135,151
Urban Outfitters, Inc.(1)	1,430,200	55,406
Williams-Sonoma, Inc.	1,867,300	96,203

		390,370
Textiles, Apparel & Luxury Goods - 5.6%
Fossil, Inc.(1)	1,086,735	104,978
Lululemon Athletica, Inc.(1)	1,153,216	71,903
Ralph Lauren Corp.	1,032,922	174,884
Under Armour, Inc., Class A(1)	1,433,100	73,375

		425,140
CONSUMER STAPLES - 0.9%
Food Products - 0.9%
Mead Johnson Nutrition Co.	834,900	64,663

ENERGY - 6.2%
Energy Equipment & Services - 3.7%
Core Laboratories N.V.	501,010	69,099
Dresser-Rand Group, Inc.(1)	1,649,127	101,685
Oceaneering International, Inc.	1,627,100	108,056

		278,840
Oil, Gas & Consumable Fuels - 2.5%
Cabot Oil & Gas Corp.	788,890	53,337
Noble Energy, Inc.	1,153,200	133,379

		186,716
FINANCIALS - 5.2%
Capital Markets - 1.3%
Ares Capital Corp.	4,757,609	86,113
LPL Financial Holdings, Inc.	473,800	15,275

		101,388
Commercial Banks - 0.4%
HDFC Bank Ltd. (DR)(2)	850,190	31,814

Consumer Finance - 3.4%
Discover Financial Services	5,630,410	252,468

Diversified Financial Services - 0.1%
IntercontinentalExchange, Inc.(1)	59,100	9,637

HEALTHCARE - 24.0%
Biotechnology - 9.5%
Alexion Pharmaceuticals, Inc.(1)	1,173,400	108,117
Ariad Pharmaceuticals, Inc.(1)	4,217,240	76,290
Cepheid, Inc.(1)(3)	3,731,000	143,159
Incyte Corp. Ltd.(1)	1,883,682	44,097
Isis Pharmaceuticals, Inc.(1)	3,803,300	64,428
Regeneron Pharmaceuticals, Inc.(1)	1,610,013	284,006

		720,097
Health Care Providers & Services - 4.0%
Cigna Corp.	2,722,500	169,802
DaVita HealthCare Partners, Inc.(1)	872,800	103,505
HMS Holdings Corp.(1)	1,130,600	30,696

		304,003
Health Care Technology - 5.2%
athenahealth, Inc.(1)(3)	1,786,315	173,344
Cerner Corp.(1)	2,283,824	216,392

		389,736
Life Sciences Tools & Services - 5.2%
Agilent Technologies, Inc.	2,554,915	107,230
Covance, Inc.(1)	966,600	71,838
Illumina, Inc.(1)	930,600	50,252
Mettler-Toledo International, Inc.(1)	746,200	159,105

		388,425
Pharmaceuticals - 0.1%
Zoetis, Inc.(1)	330,000	11,022

INDUSTRIALS - 15.7%
Building Products - 1.8%
Owens Corning(1)	3,427,700	135,154

Artisan Funds	21

	Shares Held	Value
INDUSTRIALS (CONTINUED)
Electrical Equipment - 3.3%
AMETEK, Inc.	1,789,500	$77,593
Rockwell Automation, Inc.	1,279,800	110,511
Roper Industries, Inc.	487,512	62,065

		250,169
Machinery - 4.4%
Chart Industries, Inc.(1)	1,076,300	86,115
Cummins, Inc.	922,600	106,846
Pall Corp.	1,126,100	76,992
Woodward, Inc.	1,474,300	58,618

		328,571
Professional Services - 6.2%
IHS, Inc., Class A(1)	2,482,817	260,000
Verisk Analytics, Inc., Class A(1)	3,396,327	209,316

		469,316
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 0.5%
Palo Alto Networks, Inc.(1)	663,200	37,537

Electronic Equipment & Instruments - 5.7%
FLIR Systems, Inc.(3)	3,179,100	82,688
IPG Photonics Corp.(3)	2,234,100	148,366
Trimble Navigation Ltd.(1)	6,524,230	195,467

		426,521
Internet Software & Services - 3.2%
LinkedIn Corp., Class A(1)	918,000	161,623
MercadoLibre, Inc.	804,963	77,728

		239,351
IT Services - 0.7%
Teradata Corp.(1)	919,004	53,771

Semiconductors & Semiconductor Equipment - 7.5%
Altera Corp.	2,659,200	94,322
Applied Materials, Inc.	10,573,100	142,525
ARM Holdings plc (DR)(2)	4,902,325	207,712
Cree, Inc.(1)	1,545,700	84,565
Freescale Semiconductor Ltd.(1)	2,676,100	39,847

		568,971
Software - 8.5%
ANSYS, Inc.(1)	1,094,418	89,107
Citrix Systems, Inc.(1)	295,818	21,346
Concur Technologies, Inc.(1)	2,082,830	143,007
Red Hat, Inc.(1)	1,980,041	100,111
Salesforce.com, Inc.(1)	881,911	157,712
ServiceNow, Inc.(1)	1,466,400	53,084
VMware, Inc., Class A(1)	757,868	59,781
Workday, Inc., Class A(1)	328,673	20,256

		644,404

Total common stocks (Cost $4,733,501)		7,198,815
	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/28/13, due 4/1/13, maturity value $385,180 (Cost $385,180)(4)	$385,180	$385,180

Total investments - 100.5% (Cost $5,118,681)		7,583,995

Other assets less liabilities - (0.5%)		(39,744)

Total net assets - 100.0%(5)		$7,544,251

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ARM Holdings plc (DR)	United Kingdom	U.S. dollar
HDFC Bank Ltd. (DR)	India	U.S. dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (10) in Notes to Financial Statements.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$392,888

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

22	Artisan Funds

TOP TEN HOLDINGS - March 31, 2013 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Regeneron Pharmaceuticals, Inc.	United States	3.8%
IHS, Inc.	United States	3.4
Discover Financial Services	United States	3.4
Cerner Corp.	United States	2.9
Verisk Analytics, Inc.	United States	2.8
ARM Holdings plc	United Kingdom	2.8
Trimble Navigation Ltd.	United States	2.6
Ralph Lauren Corp.	United States	2.3
athenahealth, Inc.	United States	2.3
Cigna Corp.	United States	2.2

Total		28.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	23

ARTISAN MID CAP VALUE FUND

Schedule of Investments – March 31, 2013 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.5%

CONSUMER DISCRETIONARY - 11.1%
Diversified Consumer Services - 2.8%
H&R Block, Inc.	9,065,561	$266,709

Internet & Catalog Retail - 0.8%
Liberty Interactive Corp., Class A(1)	3,682,752	78,737

Leisure Equipment & Products - 2.3%
Mattel, Inc.	4,981,170	218,125

Media - 1.7%
Omnicom Group, Inc.	2,797,495	164,772

Specialty Retail - 1.8%
Bed Bath & Beyond, Inc.(1)	2,620,400	168,806

Textiles, Apparel & Luxury Goods - 1.7%
Coach, Inc.	3,234,200	161,678

CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 3.7%
Kroger Co.	8,026,528	265,999
Sysco Corp.	2,478,753	87,178

		353,177
ENERGY - 11.8%
Energy Equipment & Services - 5.3%
Ensco plc, Class A	3,129,840	187,790
McDermott International, Inc.(1)	11,378,788	125,053
Patterson-UTI Energy, Inc.(2)	7,837,674	186,850

		499,693
Oil, Gas & Consumable Fuels - 6.5%
Cimarex Energy Co.	3,163,395	238,647
Hess Corp.	2,596,766	185,954
SM Energy Co.	527,200	31,221
Southwestern Energy Co.(1)	4,449,968	165,806

		621,628
FINANCIALS - 21.4%
Capital Markets - 1.2%
Northern Trust Corp.	1,983,038	108,195

FINANCIALS (CONTINUED)
Diversified Financial Services - 2.3%
NYSE Euronext	5,665,800	218,926

Insurance - 15.6%
Alleghany Corp.(1)	624,951	247,430
Allied World Assurance Co. Holdings AG	1,215,743	112,724
Allstate Corp.	4,697,873	230,525
Aon plc	2,444,628	150,345
Arch Capital Group Ltd.(1)(2)	3,805,486	200,054
Fidelity National Financial, Inc., Class A	547,600	13,816
Loews Corp.	3,505,661	154,494
Progressive Corp.	9,596,396	242,501
Torchmark Corp.	2,325,282	139,052

		1,490,941
Real Estate Investment Trusts (REITs) - 2.3%
Annaly Capital Management, Inc.	5,653,994	89,842
Hatteras Financial Corp.(2)	4,733,255	129,833

		219,675
HEALTHCARE - 3.9%
Health Care Equipment & Supplies - 1.4%
Becton Dickinson and Co.	1,381,008	132,038

Health Care Providers & Services - 2.5%
Cigna Corp.	3,825,599	238,603

INDUSTRIALS - 15.2%
Aerospace & Defense - 3.5%
L-3 Communications Holdings, Inc.	1,640,737	132,768
Rockwell Collins, Inc.	2,266,326	143,051
Spirit Aerosystems Holdings, Inc., Class A(1)	2,855,672	54,229

		330,048
Commercial Services & Supplies - 1.1%
Republic Services, Inc.	3,281,441	108,288

Construction & Engineering - 2.6%
Jacobs Engineering Group, Inc.(1)	4,367,396	245,622

Electrical Equipment - 1.7%
Hubbell, Inc., Class B	1,723,380	167,357

24	Artisan Funds

	Shares Held	Value
INDUSTRIALS (CONTINUED)
Professional Services - 5.2%
Dun & Bradstreet Corp.	1,994,821	$166,867
Manpower, Inc.	2,596,773	147,289
Towers Watson & Co., Class A	2,691,275	186,559

		500,715
Road & Rail - 1.1%
Ryder System, Inc.(2)	1,699,723	101,559

INFORMATION TECHNOLOGY - 25.1%
Computers & Peripherals - 1.2%
Lexmark International, Inc., Class A(2)	4,320,195	114,053

Electronic Equipment & Instruments - 9.1%
Arrow Electronics, Inc.(1)(2)	5,264,461	213,842
Avnet, Inc.(1)(2)	6,916,979	250,395
FLIR Systems, Inc.(2)	7,896,622	205,391
Ingram Micro, Inc., Class A(1)(2)	10,198,360	200,704

		870,332
Internet Software & Services - 1.5%
Open Text Corp.(1)(3)	2,407,998	142,144

IT Services - 4.8%
Broadridge Financial Solutions, Inc.	5,299,860	131,649
SAIC, Inc.	10,729,534	145,385
Western Union Co.	11,886,350	178,771

		455,805
Semiconductors & Semiconductor Equipment - 6.5%
Analog Devices, Inc.	5,110,973	237,609
Applied Materials, Inc.	13,090,327	176,458
Lam Research Corp.(1)	4,969,332	206,028

		620,095
Software - 2.0%
Autodesk, Inc.(1)	2,360,780	97,358
Synopsys, Inc.(1)	2,585,055	92,752

		190,110
MATERIALS - 1.3%
Metals & Mining - 1.3%
Kinross Gold Corp.(3)	16,249,800	128,861

UTILITIES - 1.0%
Electric Utilities - 0.6%
OGE Energy Corp.	826,270	57,822

Multi-Utilities - 0.3%
SCANA Corp.	590,195	30,195

Water Utilities - 0.1%
American Water Works Co., Inc.	90,300	3,742

Total common stocks (Cost $6,798,378)		9,008,451
	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/28/13, due 4/1/13, maturity value $594,982 (Cost $594,981)(4)	$594,981	$594,981

Total investments - 100.7% (Cost $7,393,359)		9,603,432

Other assets less liabilities - (0.7%)		(64,603)

Total net assets - 100.0%(5)		$9,538,829

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (10) in Notes to Financial Statements.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Kinross Gold Corp.	Canada	U.S. dollar
Open Text Corp.	Canada	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	0.875%	7/31/2019	$51,498
U.S. Treasury Note	1.000%	8/31/2019	85,463
U.S. Treasury Note	2.625%	11/15/2020	122,182
U.S. Treasury Note	3.625%	8/15/2019	174,428
U.S. Treasury Bond	8.125%	5/15/2021	173,312

			$606,883

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Artisan Funds	25

TOP TEN HOLDINGS - March 31, 2013 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
H&R Block, Inc.	United States	2.8%
Kroger Co.	United States	2.8
Avnet, Inc.	United States	2.6
Alleghany Corp.	United States	2.6
Jacobs Engineering Group, Inc.	United States	2.6
Progressive Corp.	United States	2.5
Cimarex Energy Co.	United States	2.5
Cigna Corp.	United States	2.5
Analog Devices, Inc.	United States	2.5
Allstate Corp.	United States	2.4

Total		25.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

26	Artisan Funds

ARTISAN SMALL CAP FUND

Schedule of Investments – March 31, 2013 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.0%

CONSUMER DISCRETIONARY - 12.8%
Automobiles - 0.5%
Tesla Motors, Inc.(1)	151,600	$5,744

Distributors - 2.0%
LKQ Corp.(1)	999,500	21,749

Hotels, Restaurants & Leisure - 2.8%
Dunkin’ Brands Group, Inc.	833,100	30,725

Internet & Catalog Retail - 1.3%
HomeAway, Inc.(1)	419,400	13,631

Media - 0.7%
Pandora Media, Inc.(1)	544,800	7,714

Specialty Retail - 4.3%
Five Below, Inc.(1)	86,000	3,259
Francesca’s Holdings Corp.(1)	661,700	18,964
Hibbett Sports, Inc.(1)	140,200	7,889
Monro Muffler Brake, Inc.	284,400	11,294
Restoration Hardware Holdings, Inc.(1)	148,200	5,187

		46,593
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp.(1)	123,100	6,855
Tumi Holdings, Inc.(1)	268,900	5,631

		12,486
CONSUMER STAPLES - 4.5%
Food & Staples Retailing - 2.0%
Fresh Market, Inc.(1)	371,600	15,893
PriceSmart, Inc.	70,700	5,503

		21,396
Food Products - 2.5%
Annie’s, Inc.(1)	208,600	7,981
TreeHouse Foods, Inc.(1)	286,075	18,638

		26,619
ENERGY - 3.9%
Energy Equipment & Services - 2.2%
Dril-Quip, Inc.(1)	246,100	21,452
Geospace Technologies Corp.(1)	27,400	2,957

		24,409
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels - 1.7%
Oasis Petroleum, Inc.(1)	137,900	5,250
Rosetta Resources, Inc.(1)	267,800	12,742

		17,992
FINANCIALS - 2.0%
Capital Markets - 2.0%
Ares Capital Corp.	1,207,483	21,855

HEALTHCARE - 20.8%
Biotechnology - 8.1%
Ariad Pharmaceuticals, Inc.(1)	1,025,800	18,557
Cepheid, Inc.(1)(2)	893,600	34,288
Incyte Corp. Ltd.(1)	720,300	16,862
Isis Pharmaceuticals, Inc.(1)	1,097,600	18,593

		88,300
Health Care Equipment & Supplies - 3.9%
DexCom, Inc.(1)	996,100	16,655
Endologix, Inc.(1)	327,100	5,283
GenMark Diagnostics, Inc.(1)	763,800	9,868
HeartWare International, Inc.(1)	116,225	10,278

		42,084
Health Care Providers & Services - 0.5%
Acadia Healthcare Co., Inc.(1)	198,300	5,828

Health Care Technology - 6.5%
athenahealth, Inc.(1)(2)	291,800	28,316
HMS Holdings Corp.(1)	1,018,900	27,663
Vocera Communications, Inc.(1)	589,200	13,552

		69,531
Life Sciences Tools & Services -1.8%
Bruker Corp.(1)	1,007,500	19,243

INDUSTRIALS - 20.2%
Aerospace & Defense - 2.1%
Teledyne Technologies, Inc.(1)	296,300	23,242

Commercial Services & Supplies - 0.7%
Team, Inc.(1)	174,400	7,163

Electrical Equipment - 4.3%
Acuity Brands, Inc.	430,800	29,876
Regal-Beloit Corp.	204,000	16,638

		46,514

Artisan Funds	27

	Shares Held	Value
INDUSTRIALS (CONTINUED)
Machinery - 7.1%
Chart Industries, Inc.(1)	259,900	$20,794
ExOne Co.(1)	102,600	3,437
IDEX Corp.	345,500	18,457
Proto Labs, Inc.(1)	117,900	5,789
Westport Innovations, Inc.(1)(3)	169,800	5,011
Woodward, Inc.	573,300	22,794

		76,282
Professional Services - 1.8%
Advisory Board Co.(1)	380,700	19,994

Trading Companies & Distributors - 4.2%
Beacon Roofing Supply, Inc.(1)	1,168,200	45,163

INFORMATION TECHNOLOGY - 31.8%
Communications Equipment - 1.6%
Acme Packet, Inc.(1)	270,400	7,901
Aruba Networks, Inc.(1)	371,200	9,184

		17,085
Computers & Peripherals - 0.2%
Fusion-io, Inc.(1)	153,900	2,519

Electronic Equipment & Instruments - 6.2%
Cognex Corp.	674,400	28,426
FEI Co.	221,100	14,272
IPG Photonics Corp.(2)	355,600	23,615

		66,313
Internet Software & Services - 3.2%
CoStar Group, Inc.(1)	150,800	16,507
Demandware, Inc.(1)	275,800	6,991
MercadoLibre, Inc.	116,300	11,230

		34,728
Semiconductors & Semiconductor Equipment - 2.3%
Aixtron SE NA (DR)(3)	786,400	11,529
Cavium, Inc.(1)	348,800	13,537

		25,066
Software - 18.3%
CommVault Systems, Inc.(1)	551,600	45,220
Concur Technologies, Inc.(1)	398,900	27,389
Fortinet, Inc.(1)	1,069,100	25,316
Guidewire Software, Inc.(1)	646,200	24,840
Informatica Corp.(1)	796,700	27,462
NetSuite, Inc.(1)	184,600	14,779
PROS Holdings, Inc.(1)	105,500	2,866
RealPage, Inc.(1)	829,700	17,183
INFORMATION TECHNOLOGY (CONTINUED)
Software (Continued)
Tyler Technologies, Inc.(1)	151,600	9,287
Ultimate Software Group, Inc.(1)	31,900	3,323

		197,665

Total common stocks (Cost $800,237)		1,037,633

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 10.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/28/13, due 4/1/13, maturity value $107,469 (Cost $107,469)(4)	$107,469	$107,469

Total investments - 106.0% (Cost $907,706)		1,145,102

Other assets less liabilities - (6.0%)		(64,466)

Total net assets - 100.0%(5)		$1,080,636

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (10) in Notes to Financial Statements.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Aixtron SE NA (DR)	Germany	U.S. dollar
Westport Innovations, Inc.	Canada	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$109,623

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

28	Artisan Funds

TOP TEN HOLDINGS - March 31, 2013 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
CommVault Systems, Inc.	United States	4.2%
Beacon Roofing Supply, Inc.	United States	4.2
Cepheid, Inc.	United States	3.2
Dunkin’ Brands Group, Inc.	United States	2.8
Acuity Brands, Inc.	United States	2.8
Cognex Corp.	United States	2.6
athenahealth, Inc.	United States	2.6
HMS Holdings Corp.	United States	2.6
Informatica Corp.	United States	2.5
Concur Technologies, Inc.	United States	2.5

Total		30.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	29

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments – March 31, 2013 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.4%

CONSUMER DISCRETIONARY - 13.4%
Diversified Consumer Services - 4.5%
Coinstar, Inc.(1)	889,900	$51,988
Matthews International Corp., Class A	1,286,900	44,900
Regis Corp.	1,356,900	24,682

		121,570
Hotels, Restaurants & Leisure - 1.7%
WMS Industries, Inc.(1)	1,827,900	46,081

Household Durables - 0.5%
Universal Electronics, Inc.(1)	650,803	15,131

Media - 2.2%
Arbitron, Inc.	127,300	5,966
DreamWorks Animation SKG, Inc., Class A(1)	2,090,700	39,640
Meredith Corp.	356,655	13,646

		59,252
Specialty Retail - 3.5%
Jos A Bank Clothiers, Inc.(1)	673,600	26,877
Men’s Wearhouse, Inc.	301,200	10,066
Rent-A-Center, Inc.	1,527,862	56,439

		93,382
Textiles, Apparel & Luxury Goods - 1.0%
Skechers U.S.A., Inc., Class A(1)	1,254,800	26,539

CONSUMER STAPLES - 1.2%
Food Products - 1.2%
Darling International, Inc.(1)	965,100	17,333
Dole Food Co., Inc.(1)	1,291,600	14,079

		31,412
ENERGY - 13.6%
Energy Equipment & Services - 8.3%
Era Group, Inc.(1)	187,500	3,937
Gulfmark Offshore, Inc., Class A	1,062,900	41,411
Key Energy Services, Inc.(1)	2,249,800	18,178
Lufkin Industries, Inc.	213,000	14,141
Newpark Resources, Inc.(1)	2,120,000	19,674
Parker Drilling Co.(1)	2,883,247	12,340
SEACOR Holdings, Inc.	187,600	13,822
Superior Energy Services, Inc.(1)	674,725	17,523
ENERGY (CONTINUED)
Energy Equipment & Services (Continued)
Tidewater, Inc.	827,600	41,794
Unit Corp.(1)	901,100	41,045

		223,865
Oil, Gas & Consumable Fuels - 5.3%
Cloud Peak Energy, Inc.(1)	2,719,400	51,071
Comstock Resources, Inc.(1)	1,515,090	24,620
Forest Oil Corp.(1)	1,373,590	7,225
World Fuel Services Corp.	1,503,900	59,735

		142,651
FINANCIALS - 5.8%
Diversified Financial Services - 1.0%
PICO Holdings, Inc.(1)(2)	1,212,510	26,918

Insurance - 2.9%
Allied World Assurance Co. Holdings AG	224,355	20,802
Endurance Specialty Holdings Ltd.	274,023	13,101
Platinum Underwriters Holdings Ltd.	793,300	44,274

		78,177
Real Estate Investment Trusts (REITs) - 1.9%
Anworth Mortgage Asset Corp.	3,471,400	21,974
Hatteras Financial Corp.(2)	1,042,000	28,582

		50,556
HEALTHCARE - 3.3%
Biotechnology - 0.1%
Enzon Pharmaceuticals, Inc.	892,400	3,391

Health Care Equipment & Supplies -1.4%
CONMED Corp.	893,059	30,418
Merit Medical Systems, Inc.(1)	584,200	7,162

		37,580
Health Care Providers & Services - 0.5%
Owens & Minor, Inc.	439,500	14,310

Life Sciences Tools & Services - 1.3%
ICON plc(1)(2)(3)	1,059,941	34,226

30	Artisan Funds

	Shares Held	Value
INDUSTRIALS - 25.6%
Aerospace & Defense - 2.2%
Cubic Corp.	428,200	$18,293
Curtiss-Wright Corp.	841,700	29,207
Spirit Aerosystems Holdings, Inc., Class A(1)	634,579	12,050

		59,550
Air Freight & Logistics - 1.1%
Atlas Air Worldwide Holdings, Inc.(1)	725,800	29,584

Airlines - 0.6%
Hawaiian Holdings, Inc.(1)(2)	2,616,700	15,072

Commercial Services & Supplies - 2.0%
Quad/Graphics, Inc.	715,200	17,122
Tetra Tech, Inc.(1)	1,230,000	37,503

		54,625
Construction & Engineering - 5.9%
Comfort Systems USA, Inc.	1,268,708	17,877
EMCOR Group, Inc.	2,083,662	88,327
Granite Construction, Inc.	800,562	25,490
Orion Marine Group, Inc.(1)(2)	1,461,005	14,521
Tutor Perini Corp.(1)	672,900	12,987

		159,202
Electrical Equipment - 0.6%
Encore Wire Corp.	463,400	16,228

Machinery - 4.5%
Astec Industries, Inc.	670,981	23,437
CIRCOR International, Inc.	262,064	11,138
Harsco Corp.	468,699	11,610
Kaydon Corp.	1,215,400	31,090
Mueller Industries, Inc.	250,124	13,329
Woodward, Inc.	733,333	29,157

		119,761
Professional Services - 5.4%
CRA International, Inc.(1)(2)	641,709	14,355
FTI Consulting, Inc.(1)	1,843,965	69,444
Towers Watson & Co., Class A	496,387	34,409
TrueBlue, Inc.(1)	1,222,188	25,837

		144,045
Road & Rail - 3.0%
Ryder System, Inc.(2)	1,363,064	81,443

Trading Companies & Distributors - 0.3%
Kaman Corp.	260,600	9,244

INFORMATION TECHNOLOGY - 24.3%
Communications Equipment -2.2%
ADTRAN, Inc.	3,051,700	59,966
INFORMATION TECHNOLOGY (CONTINUED)
Computers & Peripherals - 4.5%
Diebold, Inc.	1,755,566	53,229
Intermec, Inc.(1)	144,779	1,423
Lexmark International, Inc., Class A(2)	1,167,587	30,824
Logitech International S.A.(3)	145,900	1,017
QLogic Corp.(1)	2,960,200	34,338

		120,831
Electronic Equipment & Instruments - 4.9%
Arrow Electronics, Inc.(1)(2)	1,023,947	41,593
Benchmark Electronics, Inc.(1)	1,077,401	19,415
Park Electrochemical Corp.	504,600	12,786
Power-One, Inc.(1)	2,592,500	10,759
Tech Data Corp.(1)	1,037,500	47,320

		131,873
Internet Software & Services - 0.9%
EarthLink, Inc.	4,534,140	24,575

IT Services - 2.9%
CACI International, Inc., Class A(1)	687,650	39,794
Sykes Enterprises, Inc.(1)(2)	2,419,896	38,622

		78,416
Semiconductors & Semiconductor Equipment - 5.1%
Intersil Corp., Class A	4,100,000	35,711
Nanometrics, Inc.(1)	1,074,100	15,499
Rudolph Technologies, Inc.(1)	1,088,651	12,824
Ultratech, Inc.(1)(2)	1,599,637	63,234
Volterra Semiconductor Corp.(1)	596,100	8,465

		135,733
Software - 3.8%
MicroStrategy, Inc., Class A(1)	314,371	31,777
Progress Software Corp.(1)	1,878,023	42,781
Websense, Inc.(1)	1,815,537	27,233

		101,791
MATERIALS - 5.2%
Chemicals - 4.0%
HB Fuller Co.	1,824,433	71,299
Kraton Performance Polymers, Inc.(1)	147,800	3,459
Minerals Technologies, Inc.	181,100	7,517
Sensient Technologies Corp.	643,515	25,155

		107,430
Metals & Mining - 1.2%
Schnitzer Steel Industries, Inc., Class A	1,200,800	32,013

Artisan Funds	31

	Shares Held	Value
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Atlantic Tele-Network, Inc.	531,414	$25,779
Neutral Tandem, Inc.	300,901	984

		26,763

Total common stocks (Cost $2,086,302)		2,513,186

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/28/13, due 4/1/13, maturity value $148,507 (Cost $148,507)(4)	$148,507	$148,507

Total investments - 98.9% (Cost $2,234,809)		2,661,693

Other assets less liabilities - 1.1%		29,815

Total net assets - 100.0%(5)		$2,691,508

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (10) in Notes to Financial Statements.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ICON plc	Ireland	U.S. dollar
Logitech International S.A.	Switzerland	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	3.125%	11/15/2041	$78,885
U.S. Treasury Bond	4.500%	8/15/2039	72,598

			$151,483

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

TOP TEN HOLDINGS - March 31, 2013 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
EMCOR Group, Inc.	United States	3.3%
Ryder System, Inc.	United States	3.0
HB Fuller Co.	United States	2.7
FTI Consulting, Inc.	United States	2.6
Ultratech, Inc.	United States	2.4
ADTRAN, Inc.	United States	2.2
World Fuel Services Corp.	United States	2.2
Rent-A-Center, Inc.	United States	2.1
Diebold, Inc.	United States	2.0
Coinstar, Inc.	United States	1.9

Total		24.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

32	Artisan Funds

ARTISAN VALUE FUND

Schedule of Investments – March 31, 2013 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 86.7%

CONSUMER DISCRETIONARY - 1.8%
Diversified Consumer Services - 1.8%
H&R Block, Inc.	607,040	$17,859

CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 2.8%
Kroger Co.	865,665	28,688

ENERGY - 19.8%
Energy Equipment & Services - 8.6%
Baker Hughes, Inc.	640,580	29,729
National Oilwell Varco, Inc.	436,100	30,854
Noble Corp.	662,515	25,275

		85,858
Oil, Gas & Consumable Fuels - 11.2%
Apache Corp.	531,730	41,029
Chevron Corp.	190,845	22,676
Cimarex Energy Co.	381,360	28,770
Royal Dutch Shell plc (DR)(1)	301,400	19,639

		112,114
FINANCIALS - 20.0%
Capital Markets - 1.9%
Bank of New York Mellon Corp.	692,245	19,376

Insurance - 16.1%
Alleghany Corp.(2)	61,541	24,365
Allstate Corp.	431,995	21,198
Arch Capital Group Ltd.(2)(3)	505,100	26,553
Berkshire Hathaway, Inc., Class B(2)	381,145	39,715
Chubb Corp.	336,780	29,479
Progressive Corp.	796,110	20,118

		161,428
Real Estate Investment Trusts (REITs) - 2.0%
Annaly Capital Management, Inc.	1,224,450	19,456

HEALTHCARE - 7.6%
Health Care Equipment & Supplies - 2.1%
Becton Dickinson and Co.	218,040	20,847

HEALTHCARE (CONTINUED)
Health Care Providers & Services - 5.5%
Cigna Corp.	470,190	29,326
WellPoint, Inc.	389,915	25,824

		55,150
INDUSTRIALS - 4.5%
Construction & Engineering - 2.1%
Jacobs Engineering Group, Inc.(2)	369,875	20,802

Road & Rail - 2.4%
CSX Corp.	972,200	23,945

INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 2.4%
Cisco Systems, Inc.	1,131,930	23,669

Computers & Peripherals - 5.5%
Apple, Inc.	124,988	55,324

Electronic Equipment & Instruments - 1.0%
Avnet, Inc.(2)(3)	272,265	9,856

IT Services - 2.4%
Western Union Co.	1,613,455	24,266

Semiconductors & Semiconductor Equipment - 2.5%
Texas Instruments, Inc.	713,590	25,318

Software - 6.8%
Microsoft Corp.	1,231,678	35,238
Oracle Corp.	1,020,560	33,005

		68,243
MATERIALS - 6.7%
Chemicals - 4.0%
EI du Pont de Nemours & Co.	454,995	22,368
Mosaic Co.	301,730	17,986

		40,354
Metals & Mining - 2.7%
Newmont Mining Corp.	631,920	26,471

Artisan Funds	33

	Shares Held	Value
TELECOMMUNICATION SERVICES - 2.9%
Wireless Telecommunication Services - 2.9%
Vodafone Group plc (DR)(1)	1,011,470	$28,736

Total common stocks (Cost $723,542)		867,760

PREFERRED STOCKS - 5.7%

INFORMATION TECHNOLOGY - 5.7%
Semiconductors & Semiconductor Equipment - 5.7%
Samsung Electronics Co., Ltd.(1)(4)	72,996	57,473

Total preferred stocks (Cost $49,897)		57,473

CONVERTIBLE PREFERRED STOCKS - 0.3%

ENERGY - 0.3%
Apache Corp., Series D(4) 6.000% due 8/01/2013	58,135	2,589

Total Convertible Preferred Stocks (Cost $2,601)		2,589

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/28/13, due 4/1/13, maturity value $69,803 (Cost $69,803)(5)	$69,803	$69,803

Total investments - 99.7% (Cost $845,843)		997,625

Other assets less liabilities - 0.3%		2,615

Total net assets - 100.0%(6)		$1,000,240

(1)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Royal Dutch Shell plc (DR)	United Kingdom	U.S. dollar
Samsung Electronics Co., Ltd.	Korea	Korean won
Vodafone Group plc (DR)	United Kingdom	U.S. dollar

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (10) in Notes to Financial Statements.
(4)	Non-voting shares.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$71,205

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

TOP TEN HOLDINGS - March 31, 2013 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	5.7%
Apple, Inc.	United States	5.5
Apache Corp.	United States	4.4
Berkshire Hathaway, Inc.	United States	4.0
Microsoft Corp.	United States	3.5
Oracle Corp.	United States	3.3
National Oilwell Varco, Inc.	United States	3.1
Baker Hughes, Inc.	United States	3.0
Chubb Corp.	United States	2.9
Cigna Corp.	United States	2.9

Total		38.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

34	Artisan Funds

ARTISAN FUNDS

Statements of Assets and Liabilities – March 31, 2013 (Unaudited)

Dollar values in thousands

	EMERGING MARKETS	GLOBAL EQUITY		GLOBAL OPPORTUNITIES	GLOBAL VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$642,535	$61,520		$513,529	$456,144
Investments in securities, affiliated, at value	–	–		–	18,286
Short-term investments (repurchase agreements), at value	25,066	1,665		24,576	58,950
Total investments	667,601	63,185		538,105	533,380
Cash	15	26		– (1)	12
Foreign currency	209	1		9	61
Unrealized gain on foreign currency forward contracts	–	–		41	104
Receivable from investments sold	2,341	137		1,206	1,593
Receivable from fund shares sold	1,073	412		4,260	5,962
Dividends and interest receivable	2,857	76		394	551
Prepaid expenses	5	–	(1)	2	2
Total assets	674,101	63,837		544,017	541,665
LIABILITIES:
Unrealized loss on foreign currency forward contracts	–	–		22	25
Payable for investments purchased	8,640	615		9,920	5,071
Payable for fund shares redeemed	5,838	34		243	742
Payable for operating expenses	329	126		184	136
Payable for foreign taxes*	689	7		10	9
Total liabilities	15,496	782		10,379	5,983
Total net assets	$658,605	$63,055		$533,638	$535,682
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$769,629	$55,376		$466,983	$465,698
Net unrealized appreciation (depreciation) on investments and foreign currency related transactions	(1,740)	6,304		76,536	64,055
Accumulated undistributed net investment (loss)	(3,342)	(82)		(2,093)	(234)
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	(105,942)	1,457		(7,788)	6,163
Total net assets	$658,605	$63,055		$533,638	$535,682
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares		$63,055		$396,795	$437,866
Institutional Shares	$445,178			$136,843	$97,816
Advisor Shares	$213,427
Shares outstanding (indefinite number of shares authorized, $0.01 par value)
Investor Shares		4,357,376		25,470,096	33,635,388
Institutional Shares	34,907,843			8,761,369	7,515,652
Advisor Shares	16,703,305
Net asset value per share
Investor Shares		$14.47		$15.58	$13.02
Institutional Shares	$12.75			$15.62	$13.01
Advisor Shares	$12.78
Cost of securities of unaffiliated issuers held	$668,946	$56,879		$461,593	$455,949
Cost of securities of affiliated issuers held	$–	$–		$–	$13,452
Cost of foreign currency	$210	$1		$9	$61

*Including foreign taxes on unrealized gains	$369	$1		$–	$–

(1)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	35

ARTISAN FUNDS

Statements of Assets and Liabilities – March 31, 2013 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL		INTERNATIONAL SMALL CAP		INTERNATIONAL VALUE	MID CAP
ASSETS:
Investments in securities, unaffiliated, at value	$10,990,203		$805,864		$6,723,126	$6,651,258
Investments in securities, affiliated, at value	–		–		1,097,088	547,557
Short-term investments (repurchase agreements), at value	410,797		53,000		891,919	385,180
Total investments	11,401,000		858,864		8,712,133	7,583,995
Cash	–	(1)	–	(1)	1	1,808
Foreign currency	15,148		42		4,633	–
Unrealized gain on foreign currency forward contracts	–		–		4,211	–
Receivable from investments sold	152,670		6,096		15,643	21,134
Receivable from fund shares sold	27,438		1,713		30,970	10,626
Dividends and interest receivable	38,388		1,285		18,612	1,330
Prepaid expenses	66		5		47	43
Total assets	11,634,710		868,005		8,786,250	7,618,936
LIABILITIES:
Payable for investments purchased	22,437		1,446		21,148	67,013
Payable for fund shares redeemed	9,829		1,162		14,474	5,370
Payable for operating expenses	2,816		279		1,783	2,302
Payable for foreign taxes	1,673		146		422	–
Total liabilities	36,755		3,033		37,827	74,685
Total net assets	$11,597,955		$864,972		$8,748,423	$7,544,251
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$10,536,585		$624,756		$6,782,153	$4,901,253
Net unrealized appreciation on investments and foreign currency related transactions	2,507,601		214,705		1,765,220	2,465,314
Accumulated undistributed net investment income (loss)	19,272		(2,554)		(3,480)	(51,962)
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	(1,465,503)		28,065		204,530	229,646
Total net assets	$11,597,955		$864,972		$8,748,423	$7,544,251
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$8,322,899		$864,972		$6,776,350	$5,001,006
Institutional Shares	$3,275,056				$1,972,073	$2,543,245
Shares outstanding (indefinite number of shares authorized, $0.01 par value)
Investor Shares	319,540,289		36,302,009		207,266,633	122,538,296
Institutional Shares	124,989,588				60,191,293	59,869,410
Net asset value per share
Investor Shares	$26.05		$23.83		$32.69	$40.81
Institutional Shares	$26.20				$32.76	$42.48
Cost of securities of unaffiliated issuers held	$8,893,206		$644,139		$6,211,664	$4,702,703
Cost of securities of affiliated issuers held	$–		$–		$739,121	$415,978
Cost of foreign currency	$15,135		$42		$4,627	$–

(1)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

36	Artisan Funds

ARTISAN FUNDS

Statements of Assets and Liabilities – March 31, 2013 (Unaudited) (Continued)

Dollar values in thousands

	MID CAP VALUE	SMALL CAP	SMALL CAP VALUE	VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$7,405,770	$951,414	$2,123,796	$891,413
Investments in securities, affiliated, at value	1,602,681	86,219	389,390	36,409
Short-term investments (repurchase agreements), at value	594,981	107,469	148,507	69,803
Total investments	9,603,432	1,145,102	2,661,693	997,625
Cash	2,905	454	543	367
Foreign currency	–	–	–	–	(1)
Receivable from investments sold	8,715	3,399	28,160	–
Receivable from fund shares sold	30,034	13,755	3,555	2,575
Dividends and interest receivable	13,589	52	1,347	1,333
Prepaid expenses	52	5	16	5
Total assets	9,658,727	1,162,767	2,695,314	1,001,905
LIABILITIES:
Payable for investments purchased	101,720	81,007	796	–
Payable for fund shares redeemed	15,201	870	2,053	1,227
Payable for operating expenses	2,977	254	957	358
Payable for foreign taxes	–	–	–	80
Total liabilities	119,898	82,131	3,806	1,665
Total net assets	$9,538,829	$1,080,636	$2,691,508	$1,000,240
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$7,148,142	$968,836	$2,311,384	$856,231
Net unrealized appreciation on investments and foreign currency related transactions	2,210,073	237,396	426,884	151,771
Accumulated undistributed net investment income (loss)	17,193	(5,915)	(410)	1,627
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	163,421	(119,681)	(46,350)	(9,389)
Total net assets	$9,538,829	$1,080,636	$2,691,508	$1,000,240
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$8,855,367	$975,441	$2,344,554	$770,804
Institutional Shares	$683,462	$105,195	$346,954	$229,436
Shares outstanding (indefinite number of shares authorized, $0.01 par value)
Investor Shares	366,222,589	42,040,150	140,916,109	61,421,472
Institutional Shares	28,256,704	4,531,556	20,856,665	18,264,977
Net asset value per share
Investor Shares	$24.18	$23.20	$16.64	$12.55
Institutional Shares	$24.19	$23.21	$16.64	$12.56
Cost of securities of unaffiliated issuers held	$6,116,019	$851,086	$1,962,110	$825,606
Cost of securities of affiliated issuers held	$1,277,340	$56,620	$272,699	$20,237
Cost of foreign currency	$–	$–	$–	$–	(1)

(1)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	37

ARTISAN FUNDS

Statements of Operations – For the Six Months Ended March 31, 2013 (Unaudited)

Dollar values in thousands

	EMERGING MARKETS	GLOBAL EQUITY	GLOBAL OPPORTUNITIES	GLOBAL VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$5,932	$164	$888	$3,366
Interest	1	– (1)	1	2
Total investment income	5,933	164	889	3,368
EXPENSES:
Advisory fees	3,950	164	1,768	1,742
Transfer agent fees
Investor Shares		66	389	359
Institutional Shares	10		9	6
Advisor Shares	341
Shareholder communications
Investor Shares		8	34	27
Institutional Shares	10		9	5
Advisor Shares	31
Custodian fees	358	45	59	36
Accounting fees	34	27	35	34
Professional fees	53	23	75	31
Registration fees
Investor Shares		28	26	54
Institutional Shares	25		33	15
Advisor Shares	15
Directors’ fees	12	3	5	4
Other operating expenses	13	3	9	8
Total operating expenses	4,852	367	2,451	2,321
Less amounts waived or paid by the Adviser	–	(121)	–	–
Net expenses	4,852	246	2,451	2,321
Net investment income (loss)	1,081	(82)	(1,562)	1,047
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers(3)	(13,141)	1,669	(1,492)	5,660
Investments, from affiliated issuers	–	–	–	(19)
Foreign currency related transactions	(191)	11	572	1,411
	(13,332)	1,680	(920)	7,052
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(4)	24,705	3,834	36,923	32,517
Investments, from affiliated issuers	–	–	–	3,104
Foreign currency related transactions	(28)	– (1)	49	139
	24,677	3,834	36,972	35,760
Net gain on investments and foreign currency related transactions	11,345	5,514	36,052	42,812
Net increase in net assets resulting from operations	$12,426	$5,432	$34,490	$43,859
(1) Amount rounds to less than $1.

(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$569	$6	$11	$85
(3) Net of foreign taxes withheld on realized gains	223	–	–	–
(4) Net of increase (decrease) in foreign taxes on unrealized gains	(697)	(2)	(33)	–

The accompanying notes are an integral part of the financial statements.

38	Artisan Funds

ARTISAN FUNDS

Statements of Operations – For the Six Months Ended March 31, 2013 (Unaudited) (Continued)

Dollar values in thousands

	INTERNATIONAL	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE	MID CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$81,216	$3,319	$58,270	$23,133
Dividends, from affiliated issuers(2)	–	–	2,387	1,787
Interest	8	2	38	17
Total investment income	81,224	3,321	60,695	24,937
EXPENSES:
Advisory fees	48,906	4,854	35,313	32,245
Transfer agent fees
Investor Shares	7,722	649	4,675	6,347
Institutional Shares	12		11	14
Shareholder communications
Investor Shares	568	36	399	428
Institutional Shares	60		19	41
Custodian fees	1,679	179	928	87
Accounting fees	35	26	35	29
Professional fees	303	75	214	177
Registration fees
Investor Shares	137	32	154	73
Institutional Shares	30		40	94
Directors’ fees	142	11	100	95
Other operating expenses	100	10	73	68
Total operating expenses	59,694	5,872	41,961	39,698
Net investment income (loss)	21,530	(2,551)	18,734	(14,761)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	326,612	59,778	155,685	325,347
Investments, from affiliated issuers	–	–	17,422	14,730
Foreign currency related transactions	(1,728)	26	87,066	–
	324,884	59,804	260,173	340,077
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(3)	839,653	56,800	670,091	319,987
Investments, from affiliated issuers	–	–	130,686	42,720
Foreign currency related transactions	(118)	(9)	8,936	–
	839,535	56,791	809,713	362,707
Net gain on investments and foreign currency related transactions	1,164,419	116,595	1,069,886	702,784
Net increase in net assets resulting from operations	$1,185,949	$114,044	$1,088,620	$688,023
(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$4,205	$230	$2,441	$35
(2) Net of foreign taxes withheld on dividends, affiliated issuers	–	–	94	–
(3) Net of increase (decrease) in foreign taxes on unrealized gains	(87)	–	–	–

The accompanying notes are an integral part of the financial statements.

Artisan Funds	39

ARTISAN FUNDS

Statements of Operations – For the Six Months Ended March 31, 2013 (Unaudited)(Continued)

Dollar values in thousands

	MID CAP VALUE	SMALL CAP	SMALL CAP VALUE	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$74,262	$2,287	$19,382	$9,911
Dividends, from affiliated issuers	11,702	203	9,262	–
Interest	21	2	7	2
Total investment income	85,985	2,492	28,651	9,913
EXPENSES:
Advisory fees	39,044	4,152	12,242	3,210
Transfer agent fees
Investor Shares	8,932	746	2,561	952
Institutional Shares	11	8	9	9
Shareholder communications
Investor Shares	1,025	60	295	75
Institutional Shares	11	6	20	10
Custodian fees	74	17	36	26
Accounting fees	29	28	29	34
Professional fees	233	38	78	40
Registration fees
Investor Shares	161	63	39	64
Institutional Shares	48	24	19	14
Directors’ fees	114	11	37	12
Other operating expenses	81	13	30	14
Total operating expenses	49,763	5,166	15,395	4,460
Net investment income (loss)	36,222	(2,674)	13,256	5,453
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	218,417	10,045	(2,306)	30,985
Investments, from affiliated issuers	(4,579)	(1,082)	(20,736)	1,036
Foreign currency related transactions	–	–	–	(18)
	213,838	8,963	(23,042)	32,003
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	1,028,733	83,434	219,615	56,628
Investments, from affiliated issuers	343,376	11,009	96,928	10,499
Foreign currency related transactions	–	–	–	(8)
	1,372,109	94,443	316,543	67,119
Net gain on investments and foreign currency related transactions	1,585,947	103,406	293,501	99,122
Net increase in net assets resulting from operations	$1,622,169	$100,732	$306,757	$104,575
(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$186	$–	$–	$130

The accompanying notes are an integral part of the financial statements.

40	Artisan Funds

ARTISAN FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	EMERGING MARKETS		GLOBAL EQUITY
	Six Months Ended 3/31/2013(1)	Year Ended 9/30/2012	Six Months Ended 3/31/2013(1)	Year Ended 9/30/2012
OPERATIONS:
Net investment income (loss)	$1,081	$8,746	$(82)	$53
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(13,141)	(80,098)	1,669	684
Foreign currency related transactions	(191)	(735)	11	(1)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	24,705	163,379	3,834	2,936
Foreign currency related transactions	(28)	77	– (2)	(2)
Net increase in net assets resulting from operations	12,426	91,369	5,432	3,670
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares			(47)	(28)
Institutional Shares	(7,538)	(3,946)
Advisor Shares	(3,431)	(1,843)
Net realized gains on investment transactions:
Investor Shares			(857)	(191)
Institutional Shares	–	(1,096)
Advisor Shares	–	(777)
Total distributions paid to shareholders	(10,969)	(7,662)	(904)	(219)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(130,108)	34,270	42,989	1,179
Total increase (decrease) in net assets	(128,651)	117,977	47,517	4,630
Net assets, beginning of period	787,256	669,279	15,538	10,908
Net assets, end of period	$658,605	$787,256	$63,055	$15,538
Accumulated undistributed net investment income (loss)	$(3,342)	$6,546	$(82)	$47

(1)	Unaudited.
(2)	Amount rounds to less than $1.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	41

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL OPPORTUNITIES		GLOBAL VALUE
	Six Months Ended 3/31/2013(1)	Year Ended 9/30/2012	Six Months Ended 3/31/2013(1)	Year Ended 9/30/2012
OPERATIONS:
Net investment income (loss)	$(1,562)	$(716)	$1,047	$683
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(1,492)	16,957	5,660	502
Investments, from affiliated issuers	–	–	(19)	(14)
Foreign currency related transactions	572	(88)	1,411	5
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	36,923	36,773	32,517	25,676
Investments, from affiliated issuers	–	–	3,104	1,091
Foreign currency related transactions	49	(32)	139	(77)
Net increase in net assets resulting from operations	34,490	52,894	43,859	27,866
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	–	–	(1,216)	–
Institutional Shares	–	–	(386)	–
Net realized gains on investment transactions:
Investor Shares	–	(1,240)	(639)	(1,393)
Institutional Shares	–	(371)	(169)	–
Total distributions paid to shareholders	–	(1,611)	(2,410)	(1,393)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	186,875	105,263	228,327	173,767
Total increase in net assets	221,365	156,546	269,776	200,240
Net assets, beginning of period	312,273	155,727	265,906	65,666
Net assets, end of period	$533,638	$312,273	$535,682	$265,906
Accumulated undistributed net investment income (loss)	$(2,093)	$(531)	$(234)	$321

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

42	Artisan Funds

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL		INTERNATIONAL SMALL CAP
	Six Months Ended 3/31/2013(1)	Year Ended 9/30/2012	Six Months Ended 3/31/2013(1)	Year Ended 9/30/2012
OPERATIONS:
Net investment income (loss)	$21,530	$121,639	$(2,551)	$7,836
Net realized gain (loss) on:
Investments, from unaffiliated issuers	326,612	179,992	59,778	14,946
Foreign currency related transactions	(1,728)	(3,404)	26	(122)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	839,653	1,971,511	56,800	121,874
Foreign currency related transactions	(118)	641	(9)	14
Net increase in net assets resulting from operations	1,185,949	2,270,379	114,044	144,548
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(82,687)	(87,816)	(7,730)	(2,354)
Institutional Shares	(37,967)	(33,126)
Total distributions paid to shareholders	(120,654)	(120,942)	(7,730)	(2,354)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	882,370	(325,555)	42,609	19,129
Total increase in net assets	1,947,665	1,823,882	148,923	161,323
Net assets, beginning of period	9,650,290	7,826,408	716,049	554,726
Net assets, end of period	$11,597,955	$9,650,290	$864,972	$716,049
Accumulated undistributed net investment income (loss)	$19,272	$118,396	$(2,554)	$7,727

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	43

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL VALUE		MID CAP
	Six Months Ended 3/31/2013(1)	Year Ended 9/30/2012	Six Months Ended 3/31/2013(1)	Year Ended 9/30/2012
OPERATIONS:
Net investment income (loss)	$18,734	$59,429	$(14,761)	$(44,869)
Net realized gain on:
Investments, from unaffiliated issuers	155,685	20,969	325,347	309,531
Investments, from affiliated issuers	17,422	994	14,730	13,853
Foreign currency related transactions	87,066	10,327	–	–
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	670,091	226,062	319,987	911,798
Investments, from affiliated issuers	130,686	764,492	42,720	51,943
Foreign currency related transactions	8,936	(7,179)	–	–
Net increase in net assets resulting from operations	1,088,620	1,075,094	688,023	1,242,256
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(53,270)	(1,955)	–	–
Institutional Shares	(19,853)	(1,195)	–	–
Net realized gains on investment transactions:
Investor Shares	(25,891)	(9,181)	(225,704)	–
Institutional Shares	(8,359)	(3,059)	(83,801)	–
Total distributions paid to shareholders	(107,373)	(15,390)	(309,505)	–
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	1,127,941	1,304,049	447,788	464,933
Total increase in net assets	2,109,188	2,363,753	826,306	1,707,189
Net assets, beginning of period	6,639,235	4,275,482	6,717,945	5,010,756
Net assets, end of period	$8,748,423	$6,639,235	$7,544,251	$6,717,945
Accumulated undistributed net investment income (loss)	$(3,480)	$50,909	$(51,962)	$(37,201)

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

44	Artisan Funds

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	MID CAP VALUE		SMALL CAP
	Six Months Ended 3/31/2013(1)	Year Ended 9/30/2012	Six Months Ended 3/31/2013(1)	Year Ended 9/30/2012
OPERATIONS:
Net investment income (loss)	$36,222	$51,496	$(2,674)	$(3,774)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	218,417	453,876	10,045	22,381
Investments, from affiliated issuers	(4,579)	15,545	(1,082)	1,624
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	1,028,733	825,447	83,434	82,519
Investments, from affiliated issuers	343,376	(16,781)	11,009	13,021
Net increase in net assets resulting from operations	1,622,169	1,329,583	100,732	115,771
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(43,589)	(43,082)	–	–
Institutional Shares	(3,530)	–	–	–
Net realized gains on investment transactions:
Investor Shares	(361,176)	(499,737)	–	–
Institutional Shares	(20,573)	–	–	–
Total distributions paid to shareholders	(428,868)	(542,819)	–	–
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	315,987	1,042,313	253,011	284,422
Total increase in net assets	1,509,288	1,829,077	353,743	400,193
Net assets, beginning of period	8,029,541	6,200,464	726,893	326,700
Net assets, end of period	$9,538,829	$8,029,541	$1,080,636	$726,893
Accumulated undistributed net investment income (loss)	$17,193	$28,090	$(5,915)	$(3,241)

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	45

ARTISAN FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SMALL CAP VALUE		VALUE
	Six Months Ended 3/31/2013(1)	Year Ended 9/30/2012	Six Months Ended 3/31/2013(1)	Year Ended 9/30/2012
OPERATIONS:
Net investment income	$13,256	$9,195	$5,453	$5,333
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(2,306)	101,642	30,985	20,478
Investments, from affiliated issuers	(20,736)	(50,502)	1,036	(298)
Foreign currency related transactions	–	–	(18)	(37)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	219,615	235,092	56,628	105,516
Investments, from affiliated issuers	96,928	123,867	10,499	3,179
Foreign currency related transactions	–	–	(8)	(3)
Net increase in net assets resulting from operations	306,757	419,294	104,575	134,168
DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(17,878)	(1,078)	(5,169)	(3,915)
Institutional Shares	(3,395)	–	(1,901)	(682)
Net realized gains on investment transactions:
Investor Shares	(51,396)	(238,253)	–	–
Institutional Shares	(7,307)	–	–	–
Total distributions paid to shareholders	(79,976)	(239,331)	(7,070)	(4,597)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(190,343)	(132,156)	67,255	243,747
Total increase in net assets	36,438	47,807	164,760	373,318
Net assets, beginning of period	2,655,070	2,607,263	835,480	462,162
Net assets, end of period	$2,691,508	$2,655,070	$1,000,240	$835,480
Accumulated undistributed net investment income (loss)	$(410)	$7,607	$1,627	$3,244

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

46	Artisan Funds

[THIS PAGE INTENTIONALLY LEFT BLANK]

Artisan Funds	47

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions) held throughout the entire period.

					Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
EMERGING MARKETS FUND
Institutional Shares
3/31/2013(5)	$12.75	0.02	0.18	0.20	(0.20)	—	(0.20)	$12.75
9/30/2012	$11.37	0.15	1.36	1.51	(0.10)	(0.03)	(0.13)	$12.75
9/30/2011	$15.23	0.21	(3.93)	(3.72)	(0.14)	—	(0.14)	$11.37
9/30/2010	$13.02	0.17	2.15	2.32	(0.11)	—	(0.11)	$15.23
9/30/2009	$11.15	0.09	1.91	2.00	(0.12)	(0.01)	(0.13)	$13.02
9/30/2008	$16.71	0.18	(5.41)	(5.23)	(0.01)	(0.32)	(0.33)	$11.15
Advisor Shares
3/31/2013(5)	$12.76	0.01	0.17	0.18	(0.16)	—	(0.16)	$12.78
9/30/2012	$11.38	0.10	1.38	1.48	(0.07)	(0.03)	(0.10)	$12.76
9/30/2011	$15.24	0.18	(3.94)	(3.76)	(0.10)	—	(0.10)	$11.38
9/30/2010	$13.03	0.18	2.12	2.30	(0.09)	—	(0.09)	$15.24
9/30/2009	$11.16	0.07	1.93	2.00	(0.12)	(0.01)	(0.13)	$13.03
9/30/2008(6)	$17.43	0.04	(6.31)	(6.27)	—	—	—	$11.16
GLOBAL EQUITY FUND
Investor Shares
3/31/2013(5)	$13.05	(0.03)	2.00	1.97	(0.03)	(0.52)	(0.55)	$14.47
9/30/2012	$9.83	0.05	3.38	3.43	(0.03)	(0.18)	(0.21)	$13.05
9/30/2011	$10.23	(0.03)	(0.23)	(0.26)	(0.06)	(0.08)	(0.14)	$9.83
9/30/2010(7)	$10.00	0.03	0.20	0.23	—	—	—	$10.23
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2013(5)	$14.27	(0.06)	1.37	1.31	—	—	—	$15.58
9/30/2012	$10.90	(0.06)	3.54	3.48	—	(0.11)	(0.11)	$14.27
9/30/2011	$10.99	(0.09)	0.13	0.04	—	(0.13)	(0.13)	$10.90
9/30/2010	$9.14	(0.09)	1.94	1.85	—	—	—	$10.99
9/30/2009	$9.32	(0.05)	(0.13)	(0.18)	—	—	—	$9.14
9/30/2008(8)	$10.00	— (9)	(0.68)	(0.68)	—	—	—	$9.32

Footnotes are presented on Page 57.

The accompanying notes are an integral part of the financial statements.

48	Artisan Funds

ARTISAN FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(2)
EMERGING MARKETS FUND
Institutional Shares
3/31/2013(5)	1.44%	$445,178	1.19%	n/a	0.38%	17.59%
9/30/2012	13.47%	$494,836	1.16%	n/a	1.25%	38.19%
9/30/2011	(24.67)%	$352,093	1.19%	n/a	1.41%	30.86%
9/30/2010	17.94%	$284,187	1.31%	n/a	1.25%	25.89%
9/30/2009	18.66%	$103,963	1.50%	1.81%	1.02%	56.88%
9/30/2008	(31.91)%	$69,799	1.50%	1.51%	1.17%	42.24%
Advisor Shares
3/31/2013(5)	1.24%	$213,427	1.45%	n/a	0.12%	17.59%
9/30/2012	13.10%	$292,420	1.48%	n/a	0.85%	38.19%
9/30/2011	(24.86)%	$317,186	1.47%	n/a	1.19%	30.86%
9/30/2010	17.75%	$235,609	1.50%	1.73%	1.28%	25.89%
9/30/2009	18.64%	$50,446	1.50%	3.00%	0.70%	56.88%
9/30/2008(6)	(35.97)%	$3,210	1.50%	9.73%	0.93%	42.24%
GLOBAL EQUITY FUND
Investor Shares
3/31/2013(5)	15.53%	$63,055	1.50%	2.23%	(0.49)%	65.21%
9/30/2012	35.43%	$15,538	1.50%	3.05%	0.43%	98.03%
9/30/2011	(2.66)%	$10,908	1.50%	3.12%	0.28%	150.01%
9/30/2010(7)	2.30%	$10,469	1.50%	3.66%	0.69%	60.81%
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2013(5)	9.18%	$396,795	1.30%	n/a	(0.85)%	20.27%
9/30/2012	32.37%	$228,090	1.34%	n/a	(0.46)%	43.30%
9/30/2011	0.14%	$142,758	1.40%	n/a	(0.73)%	76.18%
9/30/2010	20.24%	$72,458	1.50%	1.54%	(0.91)%	79.99%
9/30/2009	(1.93)%	$45,557	1.47%	2.24%	(0.59)%	101.01%
9/30/2008(8)	(6.80)%	$5,665	1.50%	48.41%	(0.69)%	3.05%

Footnotes are presented on Page 57.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	49

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period

					Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL OPPORTUNITIES FUND
Institutional Shares
3/31/2013(5)	$14.29	(0.05)	1.38	1.33	—	—	—	$15.62
9/30/2012	$10.88	0.01	3.51	3.52	—	(0.11)	(0.11)	$14.29
9/30/2011(10)	$13.38	(0.02)	(2.48)	(2.50)	—	—	—	$10.88
GLOBAL VALUE FUND
Investor Shares
3/31/2013(5)	$11.58	0.03	1.50	1.53	(0.06)	(0.03)	(0.09)	$13.02
9/30/2012	$9.28	0.05	2.42	2.47	—	(0.17)	(0.17)	$11.58
9/30/2011	$9.37	0.06	(0.07)	(0.01)	(0.08)	—	(0.08)	$9.28
9/30/2010	$8.64	0.06	0.87	0.93	(0.20)	—	(0.20)	$9.37
9/30/2009	$8.32	0.08	0.29	0.37	(0.05)	—	(0.05)	$8.64
9/30/2008(11)	$10.00	0.10	(1.78)	(1.68)	—	—	—	$8.32
Institutional Shares
3/31/2013(5)	$11.58	0.05	1.48	1.53	(0.07)	(0.03)	(0.10)	$13.01
9/30/2012(12)	$10.75	0.01	0.82	0.83	—	—	—	$11.58
INTERNATIONAL FUND
Investor Shares
3/31/2013(5)	$23.54	0.04	2.74	2.78	(0.27)	—	(0.27)	$26.05
9/30/2012	$18.37	0.28	5.17	5.45	(0.28)	—	(0.28)	$23.54
9/30/2011	$20.57	0.26	(2.28)	(2.02)	(0.18)	—	(0.18)	$18.37
9/30/2010	$20.16	0.17	0.49	0.66	(0.25)	—	(0.25)	$20.57
9/30/2009	$20.34	0.23	0.48	0.71	(0.19)	(0.70)	(0.89)	$20.16
9/30/2008	$33.75	0.36	(9.10)	(8.74)	(0.20)	(4.47)	(4.67)	$20.34
Institutional Shares
3/31/2013(5)	$23.70	0.07	2.75	2.82	(0.32)	—	(0.32)	$26.20
9/30/2012	$18.50	0.33	5.21	5.54	(0.34)	—	(0.34)	$23.70
9/30/2011	$20.72	0.32	(2.31)	(1.99)	(0.23)	—	(0.23)	$18.50
9/30/2010	$20.29	0.22	0.49	0.71	(0.28)	—	(0.28)	$20.72
9/30/2009	$20.51	0.28	0.46	0.74	(0.26)	(0.70)	(0.96)	$20.29
9/30/2008	$33.99	0.42	(9.16)	(8.74)	(0.27)	(4.47)	(4.74)	$20.51
Footnotes are presented on Page 57.

The accompanying notes are an integral part of the financial statements.

50	Artisan Funds

ARTISAN FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(2)
GLOBAL OPPORTUNITIES FUND
Institutional Shares
3/31/2013(5)	9.31%	$136,843	1.09%	n/a	(0.64)%	20.27%
9/30/2012	32.68%	$84,183	1.08%	n/a	0.07%	43.30%
9/30/2011(10)	(18.68)%	$12,969	1.50%	2.22%	(1.42)%	76.18%
GLOBAL VALUE FUND
Investor Shares
3/31/2013(5)	13.32%	$437,866	1.37%	n/a	0.57%	17.81%
9/30/2012	26.90%	$217,057	1.50%	1.51%	0.50%	22.34%
9/30/2011	(0.23)%	$65,666	1.50%	1.72%	0.56%	32.32%
9/30/2010	10.98%	$34,754	1.50%	1.96%	0.71%	34.52%
9/30/2009	4.65%	$28,618	1.50%	2.16%	1.11%	56.57%
9/30/2008(11)	(16.80)%	$9,565	1.44%	3.53%	1.39%	42.27%
Institutional Shares
3/31/2013(5)	13.35%	$97,816	1.14%	n/a	0.76%	17.81%
9/30/2012(12)	7.72%	$48,849	1.50%	2.43%	0.32%	22.34%
INTERNATIONAL FUND
Investor Shares
3/31/2013(5)	11.98%	$8,322,899	1.20%	n/a	0.35%	25.26%
9/30/2012	30.05%	$6,877,615	1.19%	n/a	1.32%	55.39%
9/30/2011	(9.95)%	$5,837,067	1.22%	n/a	1.18%	70.36%
9/30/2010	3.27%	$7,294,721	1.23%	n/a	0.86%	70.51%
9/30/2009	5.00%	$7,715,113	1.22%	n/a	1.47%	82.38%
9/30/2008	(29.99)%	$8,759,967	1.22%	n/a	1.28%	54.42%
Institutional Shares
3/31/2013(5)	12.11%	$3,275,056	0.98%	n/a	0.56%	25.26%
9/30/2012	30.37%	$2,772,675	0.98%	n/a	1.52%	55.39%
9/30/2011	(9.76)%	$1,989,341	0.99%	n/a	1.42%	70.36%
9/30/2010	3.54%	$2,353,948	0.98%	n/a	1.10%	70.51%
9/30/2009	5.25%	$2,912,742	0.99%	n/a	1.76%	82.38%
9/30/2008	(29.83)%	$3,043,763	0.98%	n/a	1.50%	54.42%

Footnotes are presented on Page 57.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	51

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period

					Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL SMALL CAP FUND
Investor Shares
3/31/2013(5)	$20.75	(0.07)	3.38	3.31	(0.23)	—	(0.23)	$23.83
9/30/2012	$16.44	0.24	4.14	4.38	(0.07)	—	(0.07)	$20.75
9/30/2011	$18.63	0.07	(2.25)	(2.18)	(0.01)	—	(0.01)	$16.44
9/30/2010	$16.66	0.02	2.07	2.09	(0.12)	—	(0.12)	$18.63
9/30/2009	$14.28	0.12	2.62	2.74	(0.16)	(0.20)	(0.36)	$16.66
9/30/2008	$26.96	0.21	(9.26)	(9.05)	(0.20)	(3.43)	(3.63)	$14.28
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2013(5)	$28.72	0.07	4.33	4.40	(0.29)	(0.14)	(0.43)	$32.69
9/30/2012	$23.44	0.29	5.07	5.36	(0.01)	(0.07)	(0.08)	$28.72
9/30/2011	$24.74	0.30	(1.25)	(0.95)	(0.35)	—	(0.35)	$23.44
9/30/2010	$22.83	0.31	2.02	2.33	(0.42)	—	(0.42)	$24.74
9/30/2009	$21.20	0.17	1.67	1.84	(0.21)	—	(0.21)	$22.83
9/30/2008	$28.49	0.45	(5.56)	(5.11)	(0.51)	(1.67)	(2.18)	$21.20
Institutional Shares
3/31/2013(5)	$28.80	0.10	4.34	4.44	(0.34)	(0.14)	(0.48)	$32.76
9/30/2012	$23.47	0.34	5.09	5.43	(0.03)	(0.07)	(0.10)	$28.80
9/30/2011	$24.76	0.35	(1.24)	(0.89)	(0.40)	—	(0.40)	$23.47
9/30/2010	$22.83	0.36	2.02	2.38	(0.45)	—	(0.45)	$24.76
9/30/2009	$21.22	0.21	1.66	1.87	(0.26)	—	(0.26)	$22.83
9/30/2008	$28.53	0.52	(5.58)	(5.06)	(0.58)	(1.67)	(2.25)	$21.22
MID CAP FUND
Investor Shares
3/31/2013(5)	$38.80	(0.10)	3.93	3.83	—	(1.82)	(1.82)	$40.81
9/30/2012	$31.14	(0.28)	7.94	7.66	—	—	—	$38.80
9/30/2011	$29.55	(0.26)	1.85	1.59	—	—	—	$31.14
9/30/2010	$24.28	(0.20)	5.47	5.27	—	—	—	$29.55
9/30/2009	$24.08	(0.11)	0.59	0.48	—	(0.28)	(0.28)	$24.28
9/30/2008	$37.06	(0.22)	(6.86)	(7.08)	—	(5.90)	(5.90)	$24.08

Footnotes are presented on Page 57.

The accompanying notes are an integral part of the financial statements.

52	Artisan Funds

ARTISAN FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(2)
INTERNATIONAL SMALL CAP FUND
Investor Shares
3/31/2013(5)	15.93%	$864,972	1.51%	n/a	(0.66)%	36.10%
9/30/2012	26.77%	$716,049	1.50%	n/a	1.27%	42.01%
9/30/2011	(11.70)%	$554,726	1.50%	n/a	0.35%	44.76%
9/30/2010	12.60%	$797,393	1.50%	n/a	0.14%	73.90%
9/30/2009	20.59%	$695,803	1.50%	n/a	0.99%	58.42%
9/30/2008	(38.44)%	$732,406	1.51%	n/a	0.96%	42.80%
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2013(5)	15.38%	$6,776,350	1.15%	n/a	0.45%	13.52%
9/30/2012	22.94%	$5,081,735	1.17%	n/a	1.08%	20.42%
9/30/2011	(4.01)%	$3,232,649	1.18%	n/a	1.10%	30.90%
9/30/2010	10.39%	$2,688,156	1.21%	n/a	1.34%	21.02%
9/30/2009	8.95%	$1,739,545	1.25%	n/a	0.95%	55.49%
9/30/2008	(19.10)%	$1,029,409	1.23%	n/a	1.83%	44.72%
Institutional Shares
3/31/2013(5)	15.47%	$1,972,073	0.98%	n/a	0.62%	13.52%
9/30/2012	23.19%	$1,557,500	0.98%	n/a	1.29%	20.42%
9/30/2011	(3.84)%	$1,042,833	0.99%	n/a	1.30%	30.90%
9/30/2010	10.66%	$649,558	1.01%	n/a	1.57%	21.02%
9/30/2009	9.14%	$280,201	1.04%	n/a	1.17%	55.49%
9/30/2008	(18.92)%	$186,115	1.03%	n/a	2.10%	44.72%
MID CAP FUND
Investor Shares
3/31/2013(5)	10.24%	$5,001,006	1.22%	n/a	(0.50)%	21.99%
9/30/2012	24.63%	$5,115,836	1.22%	n/a	(0.78)%	46.21%
9/30/2011	5.38%	$4,500,786	1.24%	n/a	(0.75)%	62.87%
9/30/2010	21.71%	$4,375,235	1.23%	n/a	(0.77)%	63.46%
9/30/2009	2.47%	$3,688,552	1.23%	n/a	(0.57)%	68.39%
9/30/2008	(22.47)%	$3,732,294	1.24%	n/a	(0.75)%	79.76%

Footnotes are presented on Page 57.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	53

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period

					Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period
MID CAP FUND
Institutional Shares
3/31/2013(5)	$40.27	(0.05)	4.08	4.03	—	(1.82)	—	(1.82)	$42.48
9/30/2012	$32.23	(0.20)	8.24	8.04	—	—	—	—	$40.27
9/30/2011	$30.50	(0.16)	1.89	1.73	—	—	—	—	$32.23
9/30/2010	$25.00	(0.14)	5.64	5.50	—	—	—	—	$30.50
9/30/2009	$24.71	(0.06)	0.63	0.57	—	(0.28)	—	(0.28)	$25.00
9/30/2008	$37.78	(0.14)	(7.03)	(7.17)	—	(5.90)	—	(5.90)	$24.71
MID CAP VALUE FUND
Investor Shares
3/31/2013(5)	$21.12	0.09	4.12	4.21	(0.12)	(1.03)	—	(1.15)	$24.18
9/30/2012	$18.88	0.14	3.72	3.86	(0.13)	(1.49)	—	(1.62)	$21.12
9/30/2011	$18.86	0.14	0.36	0.50	(0.16)	(0.32)	—	(0.48)	$18.88
9/30/2010	$16.85	0.11	1.97	2.08	(0.07)	—	—	(0.07)	$18.86
9/30/2009	$17.01	0.08	(0.10)	(0.02)	(0.02)	(0.12)	—	(0.14)	$16.85
9/30/2008	$21.70	0.03	(2.31)	(2.28)	(0.08)	(2.33)	—	(2.41)	$17.01
Institutional Shares
3/31/2013(5)	$21.15	0.13	4.12	4.25	(0.18)	(1.03)	—	(1.21)	$24.19
9/30/2012(13)	$20.93	0.21	0.01	0.22	—	—	—	—	$21.15
SMALL CAP FUND
Investor Shares
3/31/2013(5)	$20.90	(0.07)	2.37	2.30	—	—	—	—	$23.20
9/30/2012	$16.01	(0.15)	5.04	4.89	—	—	—	—	$20.90
9/30/2011	$14.40	(0.13)	1.74	1.61	—	—	—	—	$16.01
9/30/2010	$12.88	(0.09)	1.61	1.52	—	—	—	—	$14.40
9/30/2009	$13.13	(0.05)	(0.18)	(0.23)	—	—	(0.02)	(0.02)	$12.88
9/30/2008	$19.89	(0.09)	(4.82)	(4.91)	—	(1.85)	—	(1.85)	$13.13
Institutional Shares
3/31/2013(5)	$20.89	(0.06)	2.38	2.32	—	—	—	—	$23.21
9/30/2012(14)	$19.62	(0.18)	1.45	1.27	—	—	—	—	$20.89

Footnotes are presented on Page 57.

The accompanying notes are an integral part of the financial statements.

54	Artisan Funds

ARTISAN FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(2)
MID CAP FUND
Institutional Shares
3/31/2013(5)	10.39%	$2,543,245	0.96%	n/a	(0.24)%	21.99%
9/30/2012	24.95%	$1,602,109	0.97%	n/a	(0.51)%	46.21%
9/30/2011	5.67%	$509,970	0.96%	n/a	(0.47)%	62.87%
9/30/2010	22.00%	$502,446	0.96%	n/a	(0.51)%	63.46%
9/30/2009	2.77%	$454,514	0.97%	n/a	(0.32)%	68.39%
9/30/2008	(22.23)%	$537,216	0.95%	n/a	(0.46)%	79.76%
MID CAP VALUE FUND
Investor Shares
3/31/2013(5)	20.84%	$8,855,367	1.20%	n/a	0.85%	11.69%
9/30/2012	21.35%	$7,753,814	1.20%	n/a	0.67%	27.86%
9/30/2011	2.51%	$6,200,464	1.20%	n/a	0.68%	31.85%
9/30/2010	12.35%	$5,739,627	1.21%	n/a	0.60%	37.71%
9/30/2009	0.21%	$4,627,956	1.21%	n/a	0.62%	53.84%
9/30/2008	(11.16)%	$3,231,462	1.21%	n/a	0.18%	69.77%
Institutional Shares
3/31/2013(5)	21.01%	$683,462	0.98%	n/a	1.16%	11.69%
9/30/2012(13)	1.05%	$275,727	1.01%	n/a	1.04%	27.86%
SMALL CAP FUND
Investor Shares
3/31/2013(5)	11.00%	$975,441	1.24%	n/a	(0.65)%	22.37%
9/30/2012	30.54%	$676,139	1.28%	n/a	(0.77)%	69.56%
9/30/2011	11.18%	$326,700	1.29%	n/a	(0.73)%	80.26%
9/30/2010	11.80%	$322,730	1.31%	n/a	(0.67)%	62.67%
9/30/2009	(1.73)%	$436,996	1.26%	n/a	(0.47)%	80.51%
9/30/2008	(26.64)%	$587,127	1.22%	n/a	(0.58)%	96.90%
Institutional Shares
3/31/2013(5)	11.11%	$105,195	1.12%	n/a	(0.53)%	22.37%
9/30/2012(14)	6.47%	$50,754	1.42%	n/a	(0.93)%	69.56%

Footnotes are presented on Page 57.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	55

ARTISAN FUNDS

Financial Highlights – For a share outstanding throughout each period

					Distributions From			Net Asset Value, End of Period
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions
SMALL CAP VALUE FUND
Investor Shares
3/31/2013(5)	$15.24	0.08	1.81	1.89	(0.13)	(0.36)	(0.49)	$16.64
9/30/2012	$14.30	0.05	2.25	2.30	(0.01)	(1.35)	(1.36)	$15.24
9/30/2011	$14.85	0.01	(0.54)	(0.53)	(0.02)	—	(0.02)	$14.30
9/30/2010	$13.56	0.02	1.29	1.31	(0.02)	—	(0.02)	$14.85
9/30/2009	$13.93	0.02	(0.07)	(0.05)	—	(0.32)	(0.32)	$13.56
9/30/2008	$18.13	(0.02)	(1.09)	(1.11)	—	(3.09)	(3.09)	$13.93
Institutional Shares
3/31/2013(5)	$15.26	0.09	1.82	1.91	(0.17)	(0.36)	(0.53)	$16.64
9/30/2012(13)	$16.16	0.06	(0.96)	(0.90)	—	—	—	$15.26
VALUE FUND
Investor Shares
3/31/2013(5)	$11.32	0.07	1.24	1.31	(0.08)	—	(0.08)	$12.55
9/30/2012	$9.11	0.08	2.21	2.29	(0.08)	—	(0.08)	$11.32
9/30/2011	$8.91	0.09	0.19	0.28	(0.08)	—	(0.08)	$9.11
9/30/2010	$8.12	0.07	0.76	0.83	(0.04)	—	(0.04)	$8.91
9/30/2009	$8.58	0.06	(0.44)	(0.38)	(0.08)	—	(0.08)	$8.12
9/30/2008	$12.22	0.08	(2.70)	(2.62)	(0.14)	(0.88)	(1.02)	$8.58
Institutional Shares
3/31/2013(5)	$11.35	0.08	1.24	1.32	(0.11)	—	(0.11)	$12.56
9/30/2012	$9.12	0.11	2.21	2.32	(0.09)	—	(0.09)	$11.35
9/30/2011(10)	$10.60	0.02	(1.50)	(1.48)	—	—	—	$9.12

Footnotes are presented on Page 57.

The accompanying notes are an integral part of the financial statements.

56	Artisan Funds

ARTISAN FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(2)
SMALL CAP VALUE FUND
Investor Shares
3/31/2013(5)	12.62%	$2,344,554	1.22%	n/a	1.00%	9.63%
9/30/2012	16.54%	$2,348,847	1.22%	n/a	0.31%	28.17%
9/30/2011	(3.61)%	$2,607,263	1.20%	n/a	0.06%	47.45%
9/30/2010	9.64%	$2,690,416	1.22%	n/a	0.11%	37.14%
9/30/2009	0.46%	$2,156,495	1.22%	n/a	0.20%	63.05%
9/30/2008	(5.77)%	$1,902,080	1.20%	n/a	(0.16)%	75.49%
Institutional Shares
3/31/2013(5)	12.78%	$346,954	0.99%	n/a	1.21%	9.63%
9/30/2012(13)	(5.57)%	$306,223	1.00%	n/a	0.56%	28.17%
VALUE FUND
Investor Shares
3/31/2013(5)	11.50%	$770,804	1.04%	n/a	1.14%	29.43%
9/30/2012	25.42%	$677,753	1.06%	n/a	0.74%	66.13%
9/30/2011	3.10%	$408,647	1.10%	n/a	0.95%	78.36%
9/30/2010	10.19%	$266,373	1.27%	n/a	0.86%	70.69%
9/30/2009	(4.10)%	$181,110	1.32%	n/a	0.84%	85.44%
9/30/2008	(22.88)%	$230,284	1.23%	n/a	0.77%	99.24%
Institutional Shares
3/31/2013(5)	11.78%	$229,436	0.77%	n/a	1.43%	29.43%
9/30/2012	25.64%	$157,727	0.79%	n/a	1.02%	66.13%
9/30/2011(10)	(13.96)%	$53,515	1.09%	n/a	1.02%	78.36%

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets exclude expenses waived or paid by Artisan Partners Limited Partnership. For periods ending September 30, 2009 and 2008, also excludes expenses waived by the board of directors.

(5)	Unaudited. For the six months ended March 31, 2013.
(6)	For the period from commencement of operations June 2, 2008 through September 30, 2008.
(7)	For the period from commencement of operations March 29, 2010 through September 30, 2010.
(8)	For the period from commencement of operations September 22, 2008 through September 30, 2008.
(9)	Amount is between $0.005 and $(0.005) per share.
(10)	For the period from commencement of operations July 26, 2011 through September 30, 2011.
(11)	For the period from commencement of operations December 10, 2007 through September 30, 2008.
(12)	For the period from commencement of operations July 17, 2012 through September 30, 2012.
(13)	For the period from commencement of operations February 1, 2012 through September 30, 2012.
(14)	For the period from commencement of operations May 7, 2012 through September 30, 2012.

The accompanying notes are an integral part of the financial statements.

Artisan Funds	57

ARTISAN FUNDS

Notes to Financial Statements – March 31, 2013 (Unaudited)

(1)	Organization:

Artisan Partners Funds, Inc. (“Artisan Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Artisan Funds is a series company comprised of twelve open-end, diversified mutual funds. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name	Investor Share Inception Date	Institutional Share Inception Date	Advisor Share Inception Date
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)	N/A	June 26, 2006	June 2, 2008
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)	March 29, 2010	N/A	N/A
Artisan Global Opportunities Fund (“Global Opportunities Fund” or “Global Opportunities”)	September 22, 2008	July 26, 2011	N/A
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)	December 10, 2007	July 17, 2012	N/A
Artisan International Fund (“International Fund” or “International”)	December 28, 1995	July 1, 1997	N/A
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)	December 21, 2001	N/A	N/A
Artisan International Value Fund (“International Value Fund” or “International Value”)	September 23, 2002	October 1, 2006	N/A
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)	June 27, 1997	July 1, 2000	N/A
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)	March 28, 2001	February 1, 2012	N/A
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)	March 28, 1995	May 7, 2012	N/A
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)	September 29, 1997	February 1, 2012	N/A
Artisan Value Fund (“Value Fund” or “Value”)	March 27, 2006	July 26, 2011	N/A

Each Fund’s investment objective is to seek long-term capital growth. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Institutional Shares and Advisor Shares, as applicable, since the inception dates listed above. Institutional Shares are sold to investors meeting certain minimum investment requirements. Advisor Shares are sold to employee benefit plans, clients of financial advisors, clients of sponsored programs and institutional or other investors.

Each class of shares has equal rights with respect to portfolio assets and voting privileges. Each class of shares has exclusive voting rights with respect to any matters involving only that class.

Income, expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

58	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Prior to January 11, 2013, Artisan Global Equity Fund was sub-advised by Artisan Partners UK LLP (“Artisan UK”). A wholly-owned subsidiary of Artisan Holdings was the founding member of Artisan UK. Artisan UK was terminated as sub-adviser of Global Equity Fund as of January 11, 2013.

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of Artisan Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles.

(a)	Security valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each security traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter were valued at the closing price as of the time of valuation on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market.

Global Equity Fund, Global Opportunities Fund and Global Value Fund generally invested a significant portion of their total assets in securities principally traded in markets outside the U.S. Emerging Markets Fund, International Fund, International Small Cap Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all of their total assets, in securities principally traded in markets outside the U.S. Each of the other Funds had the ability to invest, and some did invest, in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between

Artisan Funds	59

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the time when trading in the foreign market closed and the time as of which the Funds calculated their NAVs. That was generally the case for markets in Europe, Asia, the Middle East, Australia and other Far Eastern markets. The regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available, and a Fund may therefore have used fair value pricing, if, among other things, the valuation committee believed that the price determined did not reflect a fair value of the security or that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. Artisan Funds monitored for subsequent events using several tools, including the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by the third party research service.

When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may have been material to the NAV of the applicable Fund.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign investments typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed

60	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. High levels of national debt tend to make these markets heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

(b)	Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2008 through 2012) and have concluded that as of March 31, 2013, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and each state’s department of revenue.

The Funds may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities. That amount is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

As of and during the period ended March 31, 2013, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2013, the Funds did not incur any interest or penalties.

(c)	Portfolio transactions – In determining a Fund’s NAV, security transactions and shareholder transactions were accounted for no later than one business day after trade date, in accordance with applicable regulations. However, for financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with United States generally accepted accounting principles. Net realized gains and losses on securities were computed on specific security lot identification.

Artisan Funds	61

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(d)	Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into (a) foreign currency spot contracts and (b) foreign currency forward contracts. Foreign currency spot contracts are used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are used to hedge against foreign currency exchange rate risks on non-U.S. dollar denominated investment securities. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and recorded in the Statements of Assets and Liabilities. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

As of March 31, 2013, Global Opportunities, Global Value and International Value had outstanding foreign currency forward contracts, as shown on the Schedules of Investments. Foreign currency spot contracts are not separately disclosed in the Schedules of Investments.

The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(e)	Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

62	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(f)	Depositary receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(g)	Equity-linked participation certificates – Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Value Fund, International Fund, International Small Cap Fund and International Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity-linked participation certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Adviser on a periodic basis.

(h)	Use of estimates – The preparation of financial statements in conformity with United States generally accepted accounting principles (“US GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(i)	Indemnifications – In the normal course of business, the Funds have entered into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. The Funds’ maximum exposure under these arrangements is unknown. No claim has been made for indemnification pursuant to any such agreement of the Funds.

(j)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was reported on the accrual basis. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund, Global Value Fund, International Fund, International Small Cap Fund and International Value Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had

Artisan Funds	63

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the primary effect of increasing paid-in capital. Each Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including, but not limited to, when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Funds waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(3)	Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

64	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of March 31, 2013 (in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Emerging Markets
Common Stocks(1)
Latin America	$97,160	$41,011		$-	$138,171
Developed Markets	9,770	18,637		-	28,407
Emerging Asia	194,732	147,555		214	342,501
Europe, Middle East & Africa	33,596	86,079		-	119,675
Preferred Stocks(1)
Latin America	12,044	1,658		-	13,702
Convertible Debentures(1)
Latin America	-	79		-	79
Repurchase Agreement	-	25,066		-	25,066
Total Investments	$347,302	$320,085	(2)	$214	$667,601
Global Equity
Common Stocks(1)
Americas	$23,075	$-		$-	$23,075
Emerging Markets	5,309	4,456		-	9,765
Europe	-	19,966		-	19,966
Pacific Basin	3,660	3,264		-	6,924
Preferred Stocks(1)
Emerging Markets	839	-		-	839
Europe	-	951		-	951
Repurchase Agreement	-	1,665		-	1,665
Total Investments	$32,883	$30,302	(2)	$-	$63,185
Global Opportunities
Common Stocks(1)
Americas	$304,172	$-		$-	$304,172
Emerging Markets	44,310	12,028		-	56,338
Europe	11,120	111,636		-	122,756
Pacific Basin	16,415	13,848		-	30,263
Repurchase Agreement	-	24,576		-	24,576
Total Investments	376,017	162,088		-	538,105
Derivatives
Foreign Currency Forward Contracts(3)	-	19		-	19
Total	$376,017	$162,107	(2)	$-	$538,124

Artisan Funds	65

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Global Value
Common Stocks(1)
Americas	$317,668	$-		$-	$317,668
Emerging Markets	882	-		-	882
Europe	14,522	125,188		-	139,710
Pacific Basin	16,170	-		-	16,170
Repurchase Agreement	-	58,950		-	58,950
Total Investments	349,242	184,138		-	533,380
Derivatives
Foreign Currency Forward Contracts(3)	-	79		-	79
Total	$349,242	$184,217	(2)	$-	$533,459
International
Common Stocks(1)
Americas	$1,115,371	$-		$-	$1,115,371
Emerging Markets	470,953	352,981		-	823,934
Europe	187,431	6,796,838		-	6,984,269
Pacific Basin	1,253,174	610,544		-	1,863,718
Preferred Stocks(1)
Europe	-	202,911		-	202,911
Repurchase Agreement	-	410,797		-	410,797
Total Investments	$3,026,929	$8,374,071	(2)	$-	$11,401,000
International Small Cap
Common Stocks(1)
Americas	$9,645	$-		$-	$9,645
Emerging Markets	75,555	165,463		-	241,018
Europe	-	431,976		-	431,976
Pacific Basin	60,604	62,621		-	123,225
Repurchase Agreement	-	53,000		-	53,000
Total Investments	$145,804	$713,060	(2)	$-	$858,864
International Value
Common Stocks(1)
Americas	$1,926,102	$-		$-	$1,926,102
Emerging Markets	181,702	-		-	181,702
Europe	351,855	4,521,717		-	4,873,572
Pacific Basin	750,928	87,910		-	838,838
Repurchase Agreement	-	891,919		-	891,919
Total Investments	3,210,587	5,501,546		-	8,712,133
Derivatives
Foreign Currency Forward Contracts(3)	-	4,211		-	4,211
Total	$3,210,587	$5,505,757	(2)	$-	$8,716,344

66	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mid Cap
Common Stocks(1)	$7,198,815	$-	$-	$7,198,815
Repurchase Agreement	-	385,180	-	385,180
Total Investments	$7,198,815	$385,180	$-	$7,583,995
Mid Cap Value
Common Stocks(1)	$9,008,451	$-	$-	$9,008,451
Repurchase Agreement	-	594,981	-	594,981
Total Investments	$9,008,451	$594,981	$-	$9,603,432
Small Cap
Common Stocks(1)	$1,037,633	$-	$-	$1,037,633
Repurchase Agreement	-	107,469	-	107,469
Total Investments	$1,037,633	$107,469	$-	$1,145,102
Small Cap Value
Common Stocks(1)	$2,513,186	$-	$-	$2,513,186
Repurchase Agreement	-	148,507	-	148,507
Total Investments	$2,513,186	$148,507	$-	$2,661,693
Value
Common Stocks(1)	$867,760	$-	$-	$867,760
Preferred Stocks(1)	57,473	-	-	57,473
Convertible Preferred Stocks(1)	2,589	-	-	2,589
Repurchase Agreement	-	69,803	-	69,803
Total Investments	$927,822	$69,803	$-	$997,625

(1) See the Fund’s Schedule of Investments for sector or country classifications.
(2) Includes securities trading primarily outside the U.S. whose value the Fund adjusted as result of significant market movements following the close of local trading.
(3) Derivative instruments are valued at unrealized appreciation.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At March 31, 2013 and September 30, 2012, the fair market value of certain securities was adjusted due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE which resulted in their Level 2 classification. The following table summarizes security transfers from Level 2 to Level 1 and from Level 1 to Level 2 for each Fund as of March 31, 2013 (in thousands):

	Transfers from Level 2 to Level 1	Transfers from Level 1 to Level 2
Emerging Markets	$6,435	$249,751
Global Equity	-	17,874
Global Opportunities	-	130,883
Global Value	-	121,598
International	-	6,974,081
International Small Cap	-	551,711
International Value	-	4,252,855

Artisan Funds	67

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

As of September 30, 2012, two equity securities held in Emerging Markets Fund were classified as Level 3 due to halts in trading. As of March 31, 2013, those securities were still held and continue to be classified as Level 3 due to the trading halts. Due to the lack of observable market data for these securities, fair market values were determined in good faith by the valuation committee using various inputs, including unobservable inputs of discounts for illiquidity and uncertainty of 90%. Increasing or decreasing the discounts for illiquidity would decrease or increase the calculated fair market values of these securities, respectively. As of September 30, 2012, one equity security held in International Fund was classified as Level 3 due to a significant event that occurred after local market close. This security was then transferred from Level 3 to Level 1 at March 31, 2013, because observable market data became available. As of March 31, 2013, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows (in thousands):

	Emerging Markets Fund(1)	International Fund(2)
Balance as of September 30, 2012	$773	$119,725
Transfers into Level 3	-	-
Net change in unrealized appreciation (depreciation) for investments held as of March 31, 2013	(559)	(7,661)
Purchases	-	17,240
Transfers out of Level 3	-	(129,304)

Balance as of March 31, 2013	$214	$-

(1) Both Level 3 securities in Emerging Markets Fund were equity securities with a regional classification of Emerging Asia.
(2) The Level 3 security in International Fund was an equity security with a regional classification of Pacific Basin and transferred into Level 1 at March 31, 2013.

(4)	Transfer agent and authorized agent fees:

Each Fund paid fees to, and reimbursed expenses of, the Funds’ transfer agent. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders for Investor Shares, Institutional Shares and Advisor Shares on the Funds’ behalf. Many authorized agents charged a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. The fee was either based on the number of accounts to which the authorized agent provided such services, or was a percentage (as of March 31, 2013 up to 0.40% annually) of the average value of Fund shares held in such accounts. Each Fund paid a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. The balance of the fees incurred was paid by the Adviser. The Funds’ expenses incurred for services provided by authorized agents were included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’

68	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

transfer agent and the fees to authorized agents incurred by each class of each Fund during the period ended March 31, 2013 (in thousands):

	Six Months Ended 3/31/2013
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Emerging Markets - Institutional Shares	$10	$-	$10
Emerging Markets - Advisor Shares	32	309	341
Global Equity - Investor Shares	33	33	66
Global Opportunities - Investor Shares	37	352	389
Global Opportunities - Institutional Shares	9	-	9
Global Value - Investor Shares	38	321	359
Global Value - Institutional Shares	6	-	6
International - Investor Shares	395	7,327	7,722
International - Institutional Shares	12	-	12
International Small Cap - Investor Shares	41	608	649
International Value - Investor Shares	235	4,440	4,675
International Value - Institutional Shares	11	-	11
Mid Cap - Investor Shares	68	6,279	6,347
Mid Cap - Institutional Shares	14	-	14
Mid Cap Value - Investor Shares	228	8,704	8,932
Mid Cap Value - Institutional Shares	11	-	11
Small Cap - Investor Shares	59	687	746
Small Cap - Institutional Shares	8	-	8
Small Cap Value - Investor Shares	48	2,513	2,561
Small Cap Value - Institutional Shares	9	-	9
Value - Investor Shares	41	911	952
Value - Institutional Shares	9	-	9

(5)	Commission recapture:

Each Fund had the ability to direct portfolio trades to various brokers that have agreed to rebate a portion of the commissions generated. Such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations for the period ended March 31, 2013 as follows (in thousands):

Emerging Markets	$3
Global Equity	-	(1)
Global Opportunities	7
International	47
International Small Cap	-	(1)
International Value	8
Mid Cap	94
Mid Cap Value	89

Artisan Funds	69

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Small Cap	$19
Small Cap Value	73
Value	18

(1) Amount rounds to less than $1.

(6)	Derivative Transactions:

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of March 31, 2013 was as follows (in thousands):

Fund	Risk Exposure Category	Statement of Assets and Liabilities location	Value
Global Opportunities	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$41
	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(22)
Global Value	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$104
	Foreign currency forward contracts	Unrealized loss on foreign currency forward contracts	$(25)
International Value	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$4,211

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2013 was as follows (in thousands):

Amount of Realized Gain on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statement of Operations location	Value
Global Opportunities	Foreign currency forward contracts	Net realized gain on foreign currency related transactions	$591
Global Value	Foreign currency forward contracts	Net realized gain on foreign currency related transactions	$43
International Value	Foreign currency forward contracts	Net realized gain on foreign currency related transactions	$88,514

Change in Unrealized Appreciation on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statement of Operations location	Value
Global Opportunities	Foreign currency forward contracts	Net increase in unrealized appreciation or depreciation on foreign currency related transactions	$42
Global Value	Foreign currency forward contracts	Net increase in unrealized appreciation or depreciation on foreign currency related transactions	$142
International Value	Foreign currency forward contracts	Net increase in unrealized appreciation or depreciation on foreign currency related transactions	$8,974

70	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Volume of derivative activity

Fund	Contracts Closed(1)	Contracts Opened(1)	Contracts Open at March 31, 2013
Global Opportunities	3	3	3
Global Value	2	3	3
International Value	3	3	3

(1)	During the six months ended March 31, 2013.

(7)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Funds were affiliated, provided investment advisory and administrative services to the Funds. In exchange for those services, each Fund paid a monthly management fee to the Adviser as follows:

Emerging Markets Fund*

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.050%
$1 billion to $2 billion	1.025
$2 billion to $3.5 billion	1.000
$3.5 billion to $5 billion	0.975
Greater than $5 billion	0.950

*	Effective February 1, 2013; prior thereto, the annual fee was determined as a percentage of average daily net assets and paid monthly at the annual rate of 1.050%.

Global Equity Fund and Global Value Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

Global Opportunities Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

Artisan Funds	71

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

International Small Cap Fund

Average Daily Net Assets	Annual Rate
All	1.250%

International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, and Small Cap Value Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Value Fund

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

The Adviser has contractually agreed to waive its management fee, and to the extent that the fee waiver is insufficient, to reimburse Emerging Markets Fund, Global Equity Fund, Global Opportunities Fund and Global Value Fund for any ordinary operating expenses in an amount sufficient to cause the Fund’s ordinary operating expenses, including the management fee, to be not more than 1.50% of average daily net assets, annually. This contract continues through February 1, 2014, at which time the Adviser will determine whether to renew, revise or discontinue it. For the period ended March 31, 2013, the Adviser waived management fees of approximately $121,000 for Global Equity Fund.

The officers and director of Artisan Funds who are affiliated with the Adviser receive no compensation from the Funds. Each director who was not an affiliated person of the Adviser received an annual retainer of $200,000, payable quarterly, as well as reimbursement of expenses related to his or her duties as a director of Artisan Funds. The amount of the annual retainer increases by $10,000 with each new series of Artisan Funds. In addition, the non-interested chair of the board of directors received an annual retainer of $60,000, payable quarterly, and each chair of a board committee who was a non-interested director received an annual retainer of $30,000, payable quarterly. These fees were generally allocated to each of the Artisan Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts would be invested in shares of Artisan Funds as selected by the individual directors. Each Fund would purchase shares of Artisan Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. As of March 31, 2013, no directors have elected to participate in the deferred compensation plan.

72	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Shares of Artisan Funds were offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds were paid by the Adviser.

(8)	Line of credit arrangement:

Artisan Funds is party to a line of credit agreement with State Street Bank and Trust Company (“SSB”), which expires in August 2013, under which each Fund may borrow up to $75 million, provided that such borrowing does not exceed the lesser of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund is a party; provided that the aggregate borrowings by all Artisan Funds may not exceed $100 million. Artisan Funds paid a commitment fee at the annual rate of 0.10% on the unused portion of the line of credit and interest was charged on any borrowings at the higher of the current Federal Funds or overnight LIBOR rates plus 1.25%. The commitment fee is allocated to each Fund based on net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the period ended March 31, 2013, there were no borrowings under the line of credit for Global Equity Fund, Global Opportunities Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, Small Cap Value Fund and Value Fund. During the period ended March 31, 2013, Emerging Markets Fund had maximum borrowings of $9,401,000.

(9)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the period ended March 31, 2013 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Emerging Markets	$128,370	$271,814
Global Equity	63,158	22,251
Global Opportunities	256,609	76,429
Global Value	281,174	55,655
International	2,962,519	2,609,262
International Small Cap	268,950	281,490
International Value	1,850,646	922,231
Mid Cap	1,522,350	1,452,948
Mid Cap Value	936,543	985,617
Small Cap	$428,734	$183,160
Small Cap Value	237,831	570,285
Value	317,374	252,116

Artisan Funds	73

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(10)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the period ended March 31, 2013 (dollar values in thousands). The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended March 31, 2013.

		As of 9/30/12			Net Realized Gain (Loss)		As of 3/31/13
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income@	Share Balance	Value
Global Value
	Arch Capital Group Ltd.	186,146	$9,007	$1,584	$15	$-	347,841	$18,286
	Stanley Electric Co., Ltd.§†	41,700	102	734	(34)	-	-	-
	Total#		$9,109	$2,318	$(19)	$-		$18,286
International Value
	Aderans Co., Ltd.	2,612,467	$4,153	$8,347	$2,381	$-	2,281,800	$38,105
	Alent plc†	-	17,804	-	-	-	15,006,706	86,120
	Arch Capital Group Ltd.	6,040,912	42,813	8,583	59	-	6,806,741	357,831
	ICON plc*	4,501,487	8,011	47,207	11,949	-	2,738,042	88,411
	Panalpina Welttransport Holding AG	1,471,407	23,149	-	-	-	1,705,789	150,483
	QinetiQ Group plc	61,299,386	14,560	-	-	1,162	65,981,897	208,056
	Savills plc	10,727,785	3,213	8,253	2,862	-	9,922,476	82,303
	Stanley Electric Co., Ltd.§†	8,160,600	19,008	8,239	171	1,225	8,893,700	156,550
	Vesuvius plc†	-	25,457	-	-	-	15,937,388	85,779
	Total#		$158,168	$80,629	$17,422	$2,387		$1,097,088
Mid Cap
	athenahealth, Inc.	1,827,315	$38,613	$24,717	$15,588	$-	1,786,315	$173,344
	Cepheid, Inc.	3,459,600	10,436	982	(334)	-	3,731,000	143,159
	FLIR Systems, Inc.	1,702,200	37,190	488	(141)	368	3,179,100	82,688
	IPG Photonics Corp.†	2,207,100	3,412	1,706	(383)	1,419	2,234,100	148,366
	Total#		$89,651	$27,893	$14,730	$1,787		$547,557

74	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

		As of 9/30/12			Net Realized Gain (Loss)		As of 3/31/13
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income@	Share Balance	Value
Mid Cap Value
	Arch Capital Group Ltd.	3,865,186	$1,704	$3,570	$514	$-	3,805,486	$200,054
	Arrow Electronics, Inc.	5,329,061	2,536	5,421	(565)	-	5,264,461	213,842
	Avnet, Inc.	6,754,379	9,651	6,108	(971)	-	6,916,979	250,395
	FLIR Systems, Inc.	7,992,622	2,468	4,912	(641)	1,261	7,896,622	205,391
	Hatteras Financial Corp.†	2,592,155	57,909	1,794	(142)	5,997	4,733,255	129,833
	Ingram Micro, Inc., Class A	10,362,660	1,633	5,099	(880)	-	10,198,360	200,704
	Lexmark International, Inc., Class A	4,391,595	897	4,201	(1,598)	2,603	4,320,195	114,053
	Patterson-UTI Energy, Inc.	7,961,374	1,604	3,702	(154)	787	7,837,674	186,850
	Ryder System, Inc.	1,720,723	1,207	2,241	(142)	1,054	1,699,723	101,559
	Total#		$79,609	$37,048	$(4,579)	$11,702		$1,602,681
Small Cap
	athenahealth, Inc.	239,900	$9,736	$5,764	$(766)	$-	291,800	$28,316
	Cepheid, Inc.	647,200	9,863	1,621	(299)	-	893,600	34,288
	IPG Photonics Corp.†	264,600	6,676	1,000	(17)	203	355,600	23,615
	Total#		$26,275	$8,385	$(1,082)	$203		$86,219
Small Cap Value
	Arrow Electronics, Inc.	1,130,647	$-	$2,442	$1,512	$-	1,023,947	$41,593
	Comfort Systems USA, Inc.§	2,214,426	-	10,944	407	172	1,268,708	17,877
	CRA International, Inc.	709,779	-	1,671	(429)	-	641,709	14,355
	Hatteras Financial Corp.†	833,500	6,875	1,671	(147)	1,380	1,042,000	28,582
	Hawaiian Holdings, Inc.	2,896,800	-	1,708	(43)	-	2,616,700	15,072
	ICON plc*	1,343,941	-	6,138	1,879	-	1,059,941	34,226
	Lexmark International, Inc., Class A	1,295,687	-	4,479	(1,491)	724	1,167,587	30,824
	Matthews International Corp., Class A§	1,419,500	-	4,592	(542)	265	1,286,900	44,900
	Neutral Tandem, Inc.§	1,988,900	-	24,904	(19,338)	5,818	300,901	984
	Orion Marine Group, Inc.	1,601,100	-	1,807	(820)	-	1,461,005	14,521
	PICO Holdings, Inc.	1,138,890	3,044	2,942	(987)	-	1,212,510	26,918
	Ryder System, Inc.	1,601,064	-	10,737	1,322	903	1,363,064	81,443
	Sykes Enterprises, Inc.	2,723,494	-	6,993	(2,520)	-	2,419,896	38,622
	Ultratech, Inc.	1,757,837	210	3,909	1,529	-	1,599,637	63,234
	Websense, Inc.§	1,914,637	1,368	3,724	(1,068)	-	1,815,537	27,233
	Total#		$11,497	$88,661	$(20,736)	$9,262		$389,390
Value
	Arch Capital Group Ltd.	561,300	$2,010	$4,193	$1,100	$-	505,100	$26,553
	Avnet, Inc.	709,300	5,217	18,660	1,675	-	272,265	9,856
	Ingram Micro Inc§	1,252,000	884	22,445	(1,739)	-	-	-
	Total#		$8,111	$45,298	$1,036	$-		$36,409

@	Net of foreign taxes withheld, if any.
#	Total value as of March 31, 2013 is presented for only those issuers that were affiliates as of March 31, 2013.
§	Issuer was no longer an affiliate as of March 31, 2013.
†	Issuer was not an affiliate as of September 30, 2012.
*	As of September 30, 2012, shares were held through a depositary receipt.

Artisan Funds	75

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(11)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of March 31, 2013 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Emerging Markets	$707,030	$86,207	$(125,636)	$(39,429)
Global Equity	56,938	6,853	(606)	6,247
Global Opportunities	463,943	75,365	(1,203)	74,162
Global Value	471,121	64,576	(2,318)	62,259
International	8,943,293	2,526,318	(68,611)	2,457,706
International Small Cap	647,152	223,124	(11,411)	211,712
International Value	7,030,074	1,779,755	(97,696)	1,682,060
Mid Cap	5,124,526	2,476,769	(17,300)	2,459,469
Mid Cap Value	7,421,311	2,290,937	(108,815)	2,182,121
Small Cap	920,290	230,075	(5,263)	224,812
Small Cap Value	2,266,561	534,432	(139,300)	395,132
Value	856,824	153,609	(12,807)	140,801

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the period ended March 31, 2013 and the year ended September 30, 2012 were as follows (in thousands):

	Six Months Ended 3/31/2013		Year Ended 9/30/2012
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Emerging Markets	$10,969	$-	$5,791	$1,871
Global Equity	491	413	219	-
Global Opportunities	-	-	-	1,611
Global Value	2,220	190	-	1,393
International	120,654	-	120,942	-
International Small Cap	7,730	-	2,354	-
International Value	76,579	30,794	3,150	12,240
Mid Cap	-	309,505	-	-
Mid Cap Value	98,001	330,867	165,166	377,653

76	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Six Months Ended 3/31/2013		Year Ended 9/30/2012
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Small Cap	$-	$-	$-	$-
Small Cap Value	41,905	38,071	52,068	187,263
Value	7,070	-	4,597	-

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of United States generally accepted accounting principles for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the Funds’ fiscal year, September 30, 2012. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2012.

Additional tax information as of and for the year ended September 30, 2012 follows (in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses	Late Year Ordinary Losses	Other Deferred Gains (Losses)(1)
Emerging Markets	$10,966	$-	$55,920	$-	$(1,078)
Global Equity	320	410	-	-	(4)
Global Opportunities	-	-	5,073	562	(74)
Global Value	1,185	189	-	-	(13)
International	120,631	-	134,451	-	(610)
International Small Cap	7,728	-	10,371	-	6
International Value	58,967	30,642	-	-	(63)
Mid Cap	-	207,582	-	37,201	-
Mid Cap Value	77,258	314,481	-	-	-
Small Cap	-	-	-	3,241	(30)
Small Cap Value	28,229	38,067	-	-	(13)
Value	3,244	-	-	-	(3)

(1)

Other deferred gains and losses relate to (a) gains or losses on transactions that occurred subsequent to year end that affected the distributable earnings at September 30, 2012 such as wash sales, (b) unrealized gains and losses on open foreign currency contracts and (c) other items.

Artisan Funds	77

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, each Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years must be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term, as permitted under previous law. Thus, such losses must be used first to offset gains of the same character; for example, long-term carryforward losses will first offset long-term gains, before they can be used to offset short-term gains.

As of September 30, 2012, the Funds had capital loss carryovers as follows (in thousands):

	Expiration Dates
	2018	Unlimited - ST
Emerging Markets	$-	$497
International	1,603,991
International Small Cap	16,556
Small Cap	116,580
Value	27,218

To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

78	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(12)	Fund share activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	EMERGING MARKETS
	Six Months Ended 3/31/2013		Year Ended 9/30/2012
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Institutional Shares	2,872,481	$36,465	16,979,081	$204,774
Advisor Shares	3,007,323	39,288	8,026,342	99,599
Net asset value of shares issued in reinvestment of dividends and distributions
Institutional Shares	568,438	7,458	440,061	4,973
Advisor Shares	228,979	3,013	182,171	2,064
Cost of shares redeemed(1)
Institutional Shares	(7,328,846)	(95,434)	(9,579,084)	(115,493)
Advisor Shares	(9,446,016)	(120,898)	(13,166,849)	(161,647)
Net increase (decrease) from fund share transactions
Investor Shares	-	-	-	-
Institutional Shares	(3,887,927)	(51,511)	7,840,058	94,254
Advisor Shares	(6,209,714)	(78,597)	(4,958,336)	(59,984)
Redemption Fee
Institutional Shares	-	9	-	25
Advisor Shares	-	6	-	17

	GLOBAL EQUITY
	Six Months Ended 3/31/2013		Year Ended 9/30/2012
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	3,371,375	$45,821	257,601	$3,116
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	68,502	899	21,609	218
Cost of shares redeemed(1)
Investor Shares	(273,331)	(3,731)	(198,039)	(2,155)
Net increase from fund share transactions
Investor Shares	3,166,546	42,989	81,171	1,179
Redemption Fee
Investor Shares	-	6	-	3

Artisan Funds	79

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	GLOBAL OPPORTUNITIES
	Six Months Ended 3/31/2013		Year Ended 9/30/2012
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	12,148,741	$182,645	6,799,049	$90,608
Institutional Shares	3,069,391	46,234	11,563,211	151,140
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	-	110,071	1,207
Institutional Shares	-	-	32,475	356
Cost of shares redeemed(1)
Investor Shares	(2,667,083)	(39,074)	(4,020,707)	(48,137)
Institutional Shares	(199,899)	(2,930)	(6,895,398)	(89,911)
Net increase from fund share transactions
Investor Shares	9,481,658	143,571	2,888,413	43,678
Institutional Shares	2,869,492	43,304	4,700,288	61,585
Redemption Fee
Investor Shares	-	58	-	28
Institutional Shares	-	20	-	10

	GLOBAL VALUE
	Six Months Ended 3/31/2013		Year Ended 9/30/2012(3)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	19,817,523	$246,709	14,877,779	$160,470
Institutional Shares	3,251,436	40,503	3,123,045	36,100
Net asset value of shares transferred
Investor Shares	-	-	(1,095,110)	(12,120)
Institutional Shares	-	-	1,095,110	12,120
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	148,706	1,795	138,584	1,360
Institutional Shares	46,061	556	-	-
Cost of shares redeemed(1)
Investor Shares	(5,067,751)	(61,236)	(2,261,464)	(24,163)
Institutional Shares	-	-	-	-
Net increase from fund share transactions
Investor Shares	14,898,478	187,268	11,659,789	125,547
Institutional Shares	3,297,497	41,059	4,218,155	48,220
Redemption Fee
Investor Shares	-	10	-	57
Institutional Shares	-	-	-	- (2)

80	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	INTERNATIONAL
	Six Months Ended 3/31/2013		Year Ended 9/30/2012
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	55,521,885	$1,379,084	70,913,146	$1,536,392
Institutional Shares	13,935,027	349,167	24,010,141	517,584
Net asset value of shares transferred
Investor Shares	(1,586,703)	(40,647)	(10,618,754)	(231,344)
Institutional Shares	1,586,703	40,647	10,618,754	231,344
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,754,623	67,764	3,910,352	74,375
Institutional Shares	1,481,920	36,648	1,660,721	31,736
Cost of shares redeemed(1)
Investor Shares	(29,345,553)	(726,216)	(89,799,988)	(1,918,403)
Institutional Shares	(9,022,922)	(224,077)	(26,803,261)	(567,239)
Net increase (decrease) from fund share transactions
Investor Shares	27,344,252	679,985	(25,595,245)	(538,980)
Institutional Shares	7,980,728	202,385	9,486,355	213,425
Redemption Fee
Investor Shares	-	243	-	365
Institutional Shares	-	96	-	133

	INTERNATIONAL SMALL CAP
	Six Months Ended 3/31/2013		Year Ended 9/30/2012
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	5,060,876	$114,771	9,033,146	$170,836
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	325,418	7,218	133,547	2,186
Cost of shares redeemed(1)
Investor Shares	(3,600,482)	(79,380)	(8,401,505)	(153,893)
Net increase from fund share transactions
Investor Shares	1,785,812	42,609	765,188	19,129
Redemption Fee
Investor Shares	-	50	-	12

Artisan Funds	81

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	INTERNATIONAL VALUE
	Six Months Ended 3/31/2013		Year Ended 9/30/2012
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	45,390,420	$1,407,917	68,937,456	$1,825,446
Institutional Shares	6,300,924	188,347	11,249,703	300,203
Net asset value of shares transferred
Investor Shares	(1,558,727)	(46,287)	(1,713,146)	(46,004)
Institutional Shares	1,558,727	46,287	1,713,146	46,004
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,840,385	56,132	361,475	8,766
Institutional Shares	860,425	26,286	168,689	4,096
Cost of shares redeemed(1)
Investor Shares	(15,357,306)	(470,169)	(28,550,016)	(742,078)
Institutional Shares	(2,616,492)	(80,572)	(3,476,236)	(92,384)
Net increase from fund share transactions
Investor Shares	30,314,772	947,593	39,035,769	1,046,130
Institutional Shares	6,103,584	180,348	9,655,302	257,919
Redemption Fee
Investor Shares	-	204	-	168
Institutional Shares	-	65	-	55

	MID CAP
	Six Months Ended 3/31/2013		Year Ended 9/30/2012
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	12,838,029	$500,295	30,911,938	$1,134,545
Institutional Shares	18,657,018	756,312	23,673,124	913,389
Net asset value of shares transferred
Investor Shares	(2,503,826)	(96,205)	(4,530,994)	(174,556)
Institutional Shares	2,503,826	96,205	4,530,994	174,556
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	5,921,843	223,076	-	-
Institutional Shares	1,721,450	67,464	-	-
Cost of shares redeemed(1)
Investor Shares	(25,553,984)	(986,092)	(39,072,083)	(1,419,234)
Institutional Shares	(2,801,528)	(113,267)	(4,238,239)	(163,767)
Net increase (decrease) from fund share transactions
Investor Shares	(9,297,938)	(358,926)	(12,691,139)	(459,245)
Institutional Shares	20,080,766	806,714	23,965,879	924,178

82	Artisan Funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	MID CAP VALUE
	Six Months Ended 3/31/2013		Year Ended 9/30/2012(4)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	40,324,545	$898,642	108,982,585	$2,256,209
Institutional Shares	10,739,558	237,738	5,633,636	117,734
Net asset value of shares transferred
Investor Shares	(5,549,980)	(120,461)	(8,625,472)	(176,084)
Institutional Shares	5,549,980	120,461	8,625,472	176,084
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	18,470,144	384,733	26,809,143	510,446
Institutional Shares	984,258	20,502	-	-
Cost of shares redeemed(1)
Investor Shares	(54,172,932)	(1,180,243)	(88,350,116)	(1,817,057)
Institutional Shares	(2,053,098)	(45,385)	(1,223,102)	(25,019)
Net increase (decrease) from fund share transactions
Investor Shares	(928,223)	(17,329)	38,816,140	773,514
Institutional Shares	15,220,698	333,316	13,036,006	268,799

	SMALL CAP
	Six Months Ended 3/31/2013		Year Ended 9/30/2012(5)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	19,976,106	$423,393	26,347,093	$518,831
Institutional Shares	2,028,992	43,638	2,169,494	41,497
Net asset value of shares transferred
Investor Shares	(212,299)	(4,643)	(291,535)	(7,672)
Institutional Shares	212,299	4,643	291,535	7,672
Cost of shares redeemed(1)
Investor Shares	(10,078,813)	(210,949)	(14,104,749)	(275,282)
Institutional Shares	(138,848)	(3,071)	(31,916)	(624)
Net increase from fund share transactions
Investor Shares	9,684,994	207,801	11,950,809	235,877
Institutional Shares	2,102,443	45,210	2,429,113	48,545

Artisan Funds	83

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	SMALL CAP VALUE
	Six Months Ended 3/31/2013		Year Ended 9/30/2012(6)
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	11,731,410	$183,810	30,580,060	$477,485
Institutional Shares	1,059,661	16,250	1,430,115	21,930
Net asset value of shares transferred
Investor Shares	(447,873)	(6,818)	(20,221,662)	(316,629)
Institutional Shares	447,873	6,818	20,221,662	316,629
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	4,326,262	66,754	16,041,566	232,282
Institutional Shares	661,328	10,198	-	-
Cost of shares redeemed(1)
Investor Shares	(28,849,569)	(445,811)	(54,620,123)	(839,074)
Institutional Shares	(1,382,324)	(21,544)	(1,581,650)	(24,779)
Net increase (decrease) from fund share transactions
Investor Shares	(13,239,770)	(202,065)	(28,220,159)	(445,936)
Institutional Shares	786,538	11,722	20,070,127	313,780

	VALUE
	Six Months Ended 3/31/2013		Year Ended 9/30/2012
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	12,633,294	$146,951	36,033,224	$381,736
Institutional Shares	5,160,230	59,870	6,432,287	67,740
Net asset value of shares transferred
Investor Shares	-	-	(2,578,646)	(28,493)
Institutional Shares	-	-	2,578,646	28,493
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	451,150	5,121	369,799	3,598
Institutional Shares	159,218	1,807	70,062	682
Cost of shares redeemed(1)
Investor Shares	(11,509,525)	(135,579)	(18,831,659)	(198,942)
Institutional Shares	(951,215)	(10,915)	(1,054,396)	(11,067)
Net increase from fund share transactions
Investor Shares	1,574,919	16,493	14,992,718	157,899
Institutional Shares	4,368,233	50,762	8,026,599	85,848

(1)	Net of redemption fees.
(2)	Amount rounds to less than $1.
(3)	Artisan Global Value Fund, Institutional Shares: For the period from commencement of operations July 17, 2012 through September 30, 2012.
(4)	Artisan Mid Cap Value Fund, Institutional Shares: For the period from commencement of operations February 1, 2012 through September 30, 2012.
(5)	Artisan Small Cap Fund, Institutional Shares: For the period from commencement of operations May 7, 2012 through September 30, 2012.
(6)	Artisan Small Cap Value Fund, Institutional Shares: For the period from commencement of operations February 1, 2012 through September 30, 2012.

(13)	Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

84	Artisan Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 to March 31, 2013.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2013 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period 10/1/2012-3/31/2013(1)	Expense Ratio(2)
Artisan Emerging Markets Fund
Institutional Shares
Actual	$1,000.00	$1,014.40	$5.98	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99	1.19%
Advisor Shares
Actual	$1,000.00	$1,012.40	$7.27	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$7.29	1.45%

Artisan Funds	85

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period 10/1/2012-3/31/2013(1)	Expense Ratio(2)
Artisan Global Equity Fund
Investor Shares(3)
Actual	$1,000.00	$1,155.30	$8.06	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%
Artisan Global Opportunities Fund
Investor Shares
Actual	$1,000.00	$1,091.80	$6.78	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.54	1.30%
Institutional Shares
Actual	$1,000.00	$1,093.10	$5.69	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.49	1.09%
Artisan Global Value Fund
Investor Shares
Actual	$1,000.00	$1,133.20	$7.29	1.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.89	1.37%
Institutional Shares
Actual	$1,000.00	$1,133.50	$6.06	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.74	1.14%
Artisan International Fund
Investor Shares
Actual	$1,000.00	$1,119.80	$6.34	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Institutional Shares
Actual	$1,000.00	$1,121.10	$5.18	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.04	$4.94	0.98%
Artisan International Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,159.30	$8.13	1.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.59	1.51%
Artisan International Value Fund
Investor Shares
Actual	$1,000.00	$1,153.80	$6.18	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79	1.15%
Institutional Shares
Actual	$1,000.00	$1,154.70	$5.26	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.04	$4.94	0.98%

86	Artisan Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013	Expenses Paid During Period 10/1/2012-3/31/2013(1)	Expense Ratio(2)
Artisan Mid Cap Fund
Investor Shares
Actual	$1,000.00	$1,102.40	$6.39	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.14	1.22%
Institutional Shares
Actual	$1,000.00	$1,103.90	$5.04	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.84	0.96%
Artisan Mid Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,208.40	$6.61	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Institutional Shares
Actual	$1,000.00	$1,210.10	$5.40	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.04	$4.94	0.98%
Artisan Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,110.00	$6.52	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.24	1.24%
Institutional Shares
Actual	$1,000.00	$1,111.10	$5.89	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.64	1.12%
Artisan Small Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,126.20	$6.47	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.14	1.22%
Institutional Shares
Actual	$1,000.00	$1,127.80	$5.25	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.99	0.99%
Artisan Value Fund
Investor Shares
Actual	$1,000.00	$1,115.00	$5.48	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.24	1.04%
Institutional Shares
Actual	$1,000.00	$1,117.80	$4.07	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.09	$3.88	0.77%

(1) Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended March 31, 2013, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(2) Annualized ratio of expenses to average net assets for the six month period ended March 31, 2013.

(3) The annualized ratio of expenses to average net assets excludes expenses waived or paid by the Adviser.

Artisan Funds	87

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners Limited Partnership (“APLP”) is responsible for management of the Funds’ investment portfolios and for overall management of the Funds’ business and affairs pursuant to investment advisory agreements dated May 10, 2006, as amended February 1, 2013 (Emerging Markets Fund); February 9, 2010 (Global Equity Fund); May 15, 2008 (Global Opportunities Fund); August 9, 2007 (Global Value Fund); December 28, 1995, as amended November 17, 2005 (International Fund); November 7, 2001 (International Small Cap Fund); August 9, 2002 (International Value Fund); April 10, 1997 (Mid Cap Fund); January 25, 2001 (Mid Cap Value Fund); March 27, 1995 (Small Cap Fund); August 20, 1997 (Small Cap Value Fund); and February 9, 2006, as amended December 1, 2010 (Value Fund) (together, the “Investment Advisory Agreements”). At the time of the board of directors’ consideration, Artisan Partners UK LLP (“Artisan UK,” and together with APLP, “Artisan Partners”) was the sub-adviser to Global Equity Fund and, with APLP, managed the investment of Global Equity Fund’s assets. Artisan UK was subject to the general supervision of APLP pursuant to an investment sub-advisory agreement dated February 9, 2010 (the “Sub-advisory Agreement,” and together with the “Investment Advisory Agreements,” the “Advisory Agreements” and each, an “Advisory Agreement”).

Each Advisory Agreement may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of Artisan Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

The directors of Artisan Funds held a special meeting of the board on October 26, 2012 (the “Special Meeting”), at which meeting they gave preliminary consideration to information bearing on the continuation of each Advisory Agreement for the period from December 1, 2012 through November 30, 2013. The primary purpose of the Special Meeting was to ensure that the directors had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.

Prior to the Special Meeting, independent counsel to the independent directors sent to Artisan Partners a request for information to be provided to the directors in connection with their consideration of the continuation of the Advisory Agreements. Artisan Partners provided materials to the directors in response to that request, other information Artisan Partners believed was useful in evaluating the continuation of the Advisory Agreements and extensive reports prepared by Lipper Inc. (“Lipper”), an independent source of investment company data, relating to each Fund’s performance and expenses compared to the performance and expenses of a relatively small peer group and a larger peer universe of funds determined by Lipper to be comparable. Artisan Partners also provided additional reports prepared by Lipper comparing certain of the Funds’ performance and expenses to peer groups and peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification originally selected by Lipper. The directors also received and reviewed a memorandum from their independent counsel regarding the directors’ responsibilities in evaluating the Funds’ Advisory Agreements.

88	Artisan Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

In evaluating the Advisory Agreements, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations, the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds, the overall expense ratios of each class of shares of the Funds, and economies of scale and other benefits derived by Artisan Partners from its relationship with the Funds. In addition to the third-party reports by Lipper and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the Special Meeting concerning, among other things, the following:

•

Artisan Partners’ personnel and methods, including Artisan Partners’ assessment of its ability to attract and retain capable research, advisory and administrative personnel, including incentive plans and retirement policies, and Artisan Partners’ assessment of recent hiring and retention experience; the compensation structure for Artisan Partners’ personnel with primary responsibility for managing the Funds; the time and attention of Artisan Partners’ investment personnel devoted to the Funds, and other demands on their time relating to managing portfolios for non-mutual fund clients; Artisan Partners’ research and decision-making processes, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the policies relating to the assignment of Artisan Partners’ personnel to the various Funds’ portfolios and other accounts advised or sub-advised by Artisan Partners; the adequacy and sophistication of Artisan Partners’ technology and systems with respect to investment and administrative matters; and the education, experience and number of Artisan Partners’ personnel who provide services to the Funds;

•

The terms of each Advisory Agreement, including a list of services performed by Artisan Partners; how the services performed by Artisan Partners under each Advisory Agreement differ from (a) the services performed by Artisan Partners under other advisory agreements with registered investment companies or other accounts, and (b) the services typically performed by an investment adviser for registered investment companies and other accounts; Artisan Partners’ responsibility for making investment decisions and for observing investment objectives, policies, and restrictions; Artisan Partners’ standard of care; and termination provisions;

•

Each Fund’s short- and long-term investment performance, including comparisons for various time periods with (a) other Artisan Partners client accounts managed in the same investment strategy, (b) other mutual funds having similar investment objectives, and (c) appropriate market indices;

•

Any litigation pending, threatened or settled involving Artisan Partners, and the results of any audits, investigations or examinations by the Securities and Exchange Commission (the “SEC”) or other governmental or regulatory authorities;

•

Information regarding fee arrangements, including a comparison of the Funds’ total expenses and total expense ratios with those of other mutual funds (taking into account factors bearing on comparability, such as size, account-level charges, and investment objective); the structure of the advisory fees, including the method of computing fees and the frequency of payment of fees; a comparison of the advisory fees charged by Artisan Partners to the Funds with the advisory fees charged by other advisory organizations for managing mutual funds and other accounts, especially funds and accounts having similar investment goals and providing similar service; voluntary or contractual advisory fee

Artisan Funds	89

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

limitations or reductions and relationship of fees to any fee limitation; the possible cost savings by Artisan Partners, incentives to effect savings, and sharing of savings with the Funds; whether Artisan Partners is realizing economies of scale in providing services to the Funds and, if so, whether the economies of scale are shared with the Funds; a comparison of the fees charged by Artisan Partners to the Funds with the fees charged by Artisan Partners for managing other accounts, including separate accounts and other mutual funds to which Artisan Partners provides sub-advisory services, with similar investment goals, including an explanation of any material differences, as well as any differences attributable to differences in the nature or scope of services provided; information regarding other expenses, including expenses incurred by each of (a) APLP, as adviser and administrator, (b) Artisan UK, as sub-adviser, (c) Artisan Partners Distributors LLC, as the principal underwriter, and (d) the Funds; custodian, shareholder servicing and transfer agent fees; and information regarding payments to financial intermediaries;

•

Potential “fall-out” benefits to Artisan Partners or its affiliates from their relationship with the Funds, in addition to advisory fees; benefits to Artisan Partners or its affiliates in selling other products and receipt of research paid for with commissions and the benefits to Artisan Partners in attracting and retaining other clients; and the method of estimating other benefits;

•

Matters relating to brokerage and portfolio transactions, including the standards and performance in seeking best execution; allocation of brokerage for research and other services (“soft dollars”); Artisan Partners’ practices in light of SEC guidance under Section 28(e) of the Securities Exchange Act of 1934; research purchased with Artisan Partners’ cash; research available for purchase by cash; the execution of portfolio transactions through brokers who sell the Funds’ shares and steps taken to comply with Rule 12b-1(h) under the 1940 Act; and portfolio turnover rates;

•

Artisan Partners’ financial condition and stability and financial arrangements between Artisan Partners and its parent organization; material changes (financial or otherwise) that have occurred during the past year or that are anticipated to occur during the next 12 months in the business of Artisan Partners or its parent; whether and how any such changes have or are expected to affect the services performed by Artisan Partners for any particular Fund; and succession planning with respect to key portfolio management and other personnel;

•

The profitability to Artisan Partners of its relationship with each Fund, including unaudited schedules showing Artisan Partners’ revenue, expenses and profits in providing services to the Funds on a Fund-by-Fund basis; the assumptions and allocation methodologies utilized for such profitability analysis and whether there have been changes to such methodologies over the past year; Artisan Partners’ profit margins; and comparisons with Artisan Partners’ profit margins on other accounts managed by Artisan Partners; and

•

Potential conflicts of interest between the Funds and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest, including the type and number of other clients served by Artisan Partners; the basis of sharing personnel, services, research and advice among clients; the basis of decisions to buy or sell securities for the Funds and other clients where the same security might be bought or sold for a number of clients; the basis of allocating purchases and sales of the same security, including initial

90	Artisan Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

public offerings, among the Funds and other clients of Artisan Partners; the possible advantages, including economies of scale, and disadvantages in having an investment adviser that has other clients; any relevant investments by Artisan Partners on its own behalf and possible conflicts with the Funds; and Artisan Partners’ code of ethics.

At the end of the Special Meeting, after discussion and consideration of the information presented, the independent directors met in executive session with their independent counsel to discuss the materials presented. Following the Special Meeting, the directors requested certain follow-up information from Artisan Partners, which Artisan Partners provided prior to the November 12 and 13, 2012 board meeting.

On November 12 and 13, 2012, the independent directors met separately in executive sessions with their independent counsel to review and discuss all relevant information, including the follow-up information, regarding the continuation of the Advisory Agreements and the information presented and discussed at the Special Meeting. At the November 13 meeting, the independent directors and their independent counsel reviewed with the full board the information discussed at the Special Meeting and during the executive sessions held on November 12 and 13. The directors then considered whether any further discussion or review was necessary, concluding that the Special Meeting and the information reviewed by the independent directors at the November 13 meeting provided a strong basis for considering the continuation of the Advisory Agreements. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent, and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds was appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreements. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. With respect to each Fund, the directors concluded that the Fund’s performance (including outperformance of peers over long-term periods) or other relevant factors supported the renewal of the Advisory Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the directors concluded that other factors relevant to performance supported renewal of the Advisory Agreements. These factors included one or more of the following: (1) that underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by Artisan Partners that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent or longer-term performance, as applicable, was competitive when compared to relevant performance benchmarks or peer groups; and (3) that the Fund or a particular share class had a limited operating history. With respect to Emerging Markets Fund, following significant discussions and a special presentation by the portfolio manager of the Fund, the directors determined that the Fund’s performance supported renewal of the Fund’s Advisory Agreement, but that the board would continue to monitor closely the performance of the Fund.

The costs of the services to be provided and profits to be realized by Artisan Partners. The directors concluded that the costs of the services provided by Artisan Partners, and the profits it realizes, are reasonable in relation to the nature and quality of services provided, and in comparison to fees charged by mutual funds considered by Lipper to be in the same peer category or universe.

Artisan Funds	91

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The directors concluded that the shareholders of International Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, Small Cap Value Fund, and Value Fund have appropriately benefited from economies of scale under the management fee structures in the Advisory Agreements. The directors concluded that the shareholders of each of Global Equity Fund, Global Opportunities Fund, and Global Value Fund would likely benefit from economies of scale if each Fund’s assets reach the level at which the Fund will be able to take advantage of the investment advisory fee breakpoints in the Advisory Agreements. It was also concluded that APLP had not achieved (nor was it likely to achieve) economies of scale in the management of International Small Cap Fund because the Fund closed at a small asset level. The directors also considered that APLP proposed to implement breakpoints in Emerging Markets Fund’s investment advisory fee schedule at higher assets levels, which would result in the Fund paying a lower investment advisory fee to APLP at higher asset levels than if such breakpoints were not implemented and could make the Fund’s advisory fee more competitive in the marketplace. The directors concluded that such breakpoints in the Fund’s investment advisory fees had the potential to benefit investors if the Fund’s assets increase to the level at which the Fund will be able to take advantage of those breakpoints.

Comparisons of the services to be rendered and the amounts to be paid under the investment advisory agreement with those under other investment advisory agreements. The directors concluded that the fees paid by the Funds to Artisan Partners are reasonable in relation to the nature and quality of services provided and in comparison to (i) the fees charged by mutual funds considered by Lipper to be within the same peer category or universe and (ii) the fees charged and the array of services offered to other Artisan Partners clients, including its separate account clients and mutual funds for which it serves as sub-adviser.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded there were two primary fall-out benefits: (1) the potential conversion of Fund shareholders to separate account clients, and (2) the acquisition of research products and services in return for commissions (“soft dollars”). The directors concluded that, although Artisan Partners derives or may derive those additional benefits, the Funds also could benefit from conversions of Artisan Partners’ separate account clients to Fund shareholders and from the institutional shareholders who choose to invest in the Funds because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds benefit from Artisan Partners’ use of soft dollars generated with respect to its separate account clients.

Following those discussions, the board approved the continuation of each Advisory Agreement through November 30, 2013 by the unanimous vote of all directors and also by the unanimous vote of all the “non-interested” directors.

92	Artisan Funds

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. The Adviser currently uses MSCI Inc. as its primary source and FactSet Research Systems, Inc. (“FactSet”) as a secondary source for this information. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Artisan Funds	93

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

The MSCI information may only be used by the reader, may not be reproduced or redisseminated in any form and may not be used to create any financial instruments or products or any indices. The MSCI information is provided on an “as is” basis and the reader of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall MSCI Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

SHAREHOLDER MEETING RESULTS (UNAUDITED)

A special meeting of shareholders of Artisan Funds was held on November 13, 2012. The proposals and results of the votes are summarized below.

Artisan Funds
Election of Directors	For	Withheld
David A. Erne	835,377,770	12,296,853
Gail L. Hanson	835,862,027	11,812,596
Thomas R. Hefty	835,408,271	12,266,353
Patrick S. Pittard	835,491,255	12,183,399
R. Scott Trumbull	833,413,715	14,260,910
Andrew A. Ziegler	835,594,154	12,080,470

	For	Against	Abstain	Broker Non-Votes
To amend and restate the Amended and Restated Articles of Incorporation of the Corporation	356,787,861	269,553,706	8,364,329	212,951,708

	Emerging Markets Fund				Global Equity Fund
To amend certain “fundamental” investment restrictions of the Funds with respect to:	For	Against	Abstain	Broker Non-Votes	For	Against	Abstain	Broker Non-Votes
The issuance of senior securities	26,695,897	587,061	11,870	4,309,327	880,128	9,322	9,084	114,114
Borrowing	22,541,028	4,741,930	11,870	4,309,327	880,126	9,324	9,084	114,114
Concentrating investments in a particular industry	26,696,063	586,895	11,870	4,309,327	879,854	9,596	9,084	114,114
Purchasing or selling real estate	26,688,979	593,978	11,870	4,309,327	879,852	9,598	9,084	114,114
Purchasing or selling commodities	21,878,425	5,404,533	11,870	4,309,327	879,852	9,598	9,084	114,114
Making loans	26,026,097	1,256,861	11,870	4,309,327	879,852	9,598	9,084	114,114
Diversification of investments	22,549,249	4,733,709	11,870	4,309,327	879,854	9,596	9,084	114,114

94	Artisan Funds

SHAREHOLDER MEETING RESULTS (UNAUDITED)

	Global Value Fund				International Fund
To amend certain “fundamental” investment restrictions of the Funds with respect to:	For	Against	Abstain	Broker Non-Votes	For	Against	Abstain	Broker Non-Votes
The issuance of senior securities	8,957,731	110,254	156,643	3,206,949	151,750,256	2,815,956	1,221,804	56,087,472
Borrowing	8,952,310	115,624	156,691	3,206,949	151,831,830	2,703,568	1,252,619	56,087,472
Concentrating investments in a particular industry	8,955,586	112,421	156,621	3,206,949	151,920,790	2,271,813	1,595,413	56,087,472
Purchasing or selling real estate	8,978,399	90,076	156,152	3,206,949	152,030,548	2,157,569	1,599,900	56,087,472
Purchasing or selling commodities	8,977,333	91,141	156,152	3,206,949	151,221,162	2,961,108	1,605,744	56,087,472
Making loans	8,925,988	141,660	156,978	3,206,949	151,407,752	2,742,255	1,638,006	56,087,472
Diversification of investments	8,790,829	277,410	156,388	3,206,949	152,372,435	1,821,348	1,594,233	56,087,472
Shareholder proposal to institute procedures to prevent holding investments in companies that, in the judgment of the board, substantially contribute to genocide or crimes against humanity	n/a	n/a	n/a	n/a	17,475,364	136,899,272	1,410,030	56,087,472

	International Value Fund				Small Cap Fund
To amend certain “fundamental” investment restrictions of the Funds with respect to:	For	Against	Abstain	Broker Non-Votes	For	Against	Abstain	Broker Non-Votes
The issuance of senior securities	121,128,881	862,968	2,880,982	13,543,489	13,590,238	201,539	215,049	4,851,392
Borrowing	121,026,459	956,208	2,890,160	13,543,489	13,573,133	218,309	215,383	4,851,392
Concentrating investments in a particular industry	121,134,620	865,779	2,872,429	13,543,489	13,585,198	215,105	206,524	4,851,392
Purchasing or selling real estate	121,196,741	798,191	2,877,896	13,543,489	13,608,014	190,424	208,388	4,851,392
Purchasing or selling commodities	121,147,439	840,139	2,885,247	13,543,489	13,592,936	199,220	214,670	4,851,392
Making loans	121,028,162	955,751	2,888,914	13,543,489	13,565,230	228,223	213,372	4,851,392
Diversification of investments	121,252,853	757,657	2,862,318	13,543,489	13,627,209	176,332	203,286	4,851,392

	Small Cap Value Fund				Value Fund
To amend certain “fundamental” investment restrictions of the Funds with respect to:	For	Against	Abstain	Broker Non-Votes	For	Against	Abstain	Broker Non-Votes
The issuance of senior securities	66,321,343	2,410,716	711,514	24,069,377	37,621,387	209,666	340,474	11,956,203
Borrowing	66,207,674	2,507,737	728,160	24,069,377	37,565,351	248,976	357,201	11,956,203
Concentrating investments in a particular industry	67,852,824	870,045	720,703	24,069,377	37,586,290	243,310	341,927	11,956,203
Purchasing or selling real estate	67,848,316	861,646	733,611	24,069,377	37,629,076	201,912	340,538	11,956,203
Purchasing or selling commodities	67,745,954	950,937	746,681	24,069,377	37,606,743	213,267	351,516	11,956,203
Making loans	66,146,831	2,552,439	744,302	24,069,377	37,564,516	258,310	348,701	11,956,203
Diversification of investments	67,881,554	835,645	726,372	24,069,377	37,642,857	188,327	340,345	11,956,203

Artisan Funds	95

SHAREHOLDER MEETING RESULTS (UNAUDITED)

The special meeting of shareholders of Artisan Funds held on November 13, 2012 was adjourned with respect to the items below until November 29, 2013 (the “adjourned meeting of shareholders”). The proposals and results of the votes at the adjourned meeting of shareholders are summarized below.

	Global Opportunities Fund				International Small Cap Fund
To amend certain “fundamental” investment restrictions of the Funds with respect to:	For	Against	Abstain	Broker Non-Votes	For	Votes Against	Abstain	Broker Non-Votes
The issuance of senior securities	8,803,015	85,000	83,707	4,038,423	12,665,383	127,877	138,479	5,158,129
Borrowing	8,807,100	82,906	81,716	4,038,423	12,648,194	139,326	144,220	5,158,129
Concentrating investments in a particular industry	8,810,163	79,842	81,716	4,038,423	12,689,699	96,475	145,565	5,158,129
Purchasing or selling real estate	8,814,181	74,495	83,046	4,038,423	12,691,898	94,344	145,496	5,158,129
Purchasing or selling commodities	8,821,110	68,896	81,716	4,038,423	12,686,481	98,399	146,861	5,158,129
Making loans	8,806,995	79,688	85,037	4,038,423	12,614,586	169,676	147,478	5,158,129
Diversification of investments	8,829,625	59,367	82,729	4,038,423	12,698,453	85,466	147,819	5,158,129

	Mid Cap Fund				Mid Cap Value Fund
To amend certain “fundamental” investment restrictions of the Funds with respect to:	For	Against	Abstain	Broker Non-Votes	For	Against	Abstain	Broker Non-Votes
The issuance of senior securities	61,611,823	3,373,725	446,199	23,575,601	134,598,562	4,930,078	1,651,023	57,358,022
Borrowing	61,513,184	3,477,454	441,508	23,575,601	134,109,657	5,414,929	1,655,079	57,358,022
Concentrating investments in a particular industry	61,768,767	3,230,234	432,747	23,575,601	134,325,246	5,228,679	1,625,738	57,358,022
Purchasing or selling real estate	61,757,192	3,239,574	435,108	23,575,601	134,540,498	5,002,404	1,636,760	57,358,022
Purchasing or selling commodities	61,728,923	3,270,105	432,847	23,575,601	134,443,396	5,078,583	1,657,680	57,358,022
Making loans	61,485,446	3,510,179	436,123	23,575,601	133,761,484	5,755,055	1,663,126	57,358,022
Diversification of investments	61,800,080	3,178,294	453,375	23,575,601	134,635,013	4,896,574	1,648,077	57,358,022

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Funds’ statement of additional information, which is available without charge, on Artisan Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Artisan Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available, without charge, on Artisan Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

96	Artisan Funds

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

Artisan Funds	97

ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 800.344.1770 WWW.ARTISANFUNDS.COM

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of March 31, 2013 are included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable for semiannual reports

	(2)	Certifications of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	June 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	June 5, 2013

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	June 5, 2013